UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	November 1, 2014 – April 30, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PJMDX

Putnam Absolute Return 500 Fund®

Semiannual report 4|30|15

A world of investing.®

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
500 Fund®

Semiannual report
4 | 30 | 15

Message from the Trustees	1
About the fund	2
Performance snapshot	4
Interview with your fund’s portfolio manager	5
Your fund’s performance	11
Your fund’s expenses	13
Terms and definitions	15
Other information for shareholders	16
Financial statements	17

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. The fund’s active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Use of leverage through derivatives adds risk by increasing investment exposure. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. Commodities have market, political, regulatory, and natural conditions risks. Investments in small and/or midsize companies may experience greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

With the midway point of 2015 at hand, we note the sixth anniversary of the beginning of the U.S. economic expansion as dated by the National Bureau of Economic Research, which tracks the ups and downs of U.S. business cycles. It has also been six years since the beginning of the current bull market in U.S. stocks.

Both the expansion and the bull market are longer than average, and both appear to owe their longevity, to some degree, to the extraordinary policy measures undertaken by the Federal Reserve. Recently, however, the Fed has been preparing markets for a shift toward tighter monetary policy. Short-term interest rates could increase for the first time since 2006.

While higher interest rates can be a reflection of solid economic conditions, they can also pose a risk to fixed-income investments, and can have a less direct impact on stocks. International markets, which have performed well in early 2015, would also feel the effects of higher rates in the world’s largest economy. In the following pages, your fund’s portfolio manager provides a market outlook in addition to an update on your fund’s performance.

With the possibility that markets could begin to move in different directions, it might be a prudent time to consult your financial advisor to determine whether any adjustments or additions to your portfolio are warranted.

As the owner of a Putnam fund, you have put your investment in the hands of professional managers who pursue a consistent strategy and have experience in navigating changing market conditions. They, and we, share a deep conviction that an active approach based on fundamental research can play a valuable role in your portfolio.

As always, thank you for investing with Putnam.

Respectfully yours,

Robert L. Reynolds
President and Chief Executive Officer
Putnam Investments

Jameson A. Baxter
Chair, Board of Trustees

June 12, 2015

Putnam Absolute Return 500 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds seek positive total returns above the return of U.S. Treasury bills while employing strategies that may produce lower volatility over time. The Absolute Return 500 Fund can invest in a wide range of securities and provide diversification to a portfolio of more traditional funds.

The fund's management team has experience in absolute return investing over market cycles.

Featured
from left to right:

James A. Fetch
(industry since 1994)

Robert J. Kea, CFA
(industry since 1988)

Joshua B. Kutin, CFA
(industry since 1998)

Robert J. Schoen
(industry since 1990)

Jason R. Vaillancourt, CFA
(industry since 1993)

The fund is not intended to outperform stocks and bonds during strong market rallies.

2 Absolute Return 500 Fund

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted total returns above the return of U.S. Treasury bills over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for further details.

Putnam Absolute Return 500 Fund has been less volatile than stocks.

The fund has pursued active strategies that seek to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/15

Treasury bills 0.05%
Bonds 2.84%
Putnam Absolute Return 500 Fund® 3.56%
Stocks 14.55%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

Absolute Return 500 Fund 3

Performance
snapshot

Annualized total return (%) comparison as of 4/30/15

The fund — class A shares before sales charge
Putnam Absolute Return 500 Fund® (PJMDX)
Fund's benchmark
BofA Merrill Lynch U.S. Treasury Bill Index
Fund's target
Fund's benchmark plus 5.00%
5.15
4.66
0.15
5.12
3.69
0.12
5.10
3.55
0.10
5.07
4.30
0.07
2.89
0.04
LIFE OF FUND
(since 12/23/08)
5 YEARS
3 YEARS
1 YEAR
6 MONTHS*

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 3, 5, and 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. No information for the target return is provided for periods of less than one year.

The fund is not expected to outperform during periods of market rallies.

*Returns for the six-month period are not annualized, but cumulative.
4     Absolute Return 500 Fund

Interview with your fund’s portfolio manager

Robert J. Kea, CFA

Bob, what was the investment environment like during the six-month reporting period ended April 30, 2015?

U.S. stocks were choppy, but still managed to gain more than 4%, as measured by the S&P 500 Index. Investors grappled with several issues. U.S. gross domestic product [GDP] fell to an anemic 0.2% annualized growth rate in 2015’s first quarter, which was later revised to a less favorable –0.7% after the close of the reporting period. Also, the strong U.S. dollar was a drag on corporate earnings, and the possibility of higher interest rates weighed on the market. Mid-cap stocks outpaced large- and small-cap shares, and growth stocks outperformed value-oriented equities by a considerable margin.

Overseas, the January launch of a larger-than-expected bond-buying program by the European Central Bank bolstered sentiment toward stocks in that region. Surprisingly, Japan outpaced many European markets in U.S.-dollar terms because the yen did not weaken as much versus the dollar as the euro did. Similar to Europe, Japan benefited from accommodative monetary policy, along with improving domestic and global economic conditions.

In fixed income, the period was marked by episodes of interest-rate volatility, but rates generally moved lower, allowing the broad Barclays U.S. Aggregate Bond Index to gain about 2%.

Broad market index and fund performance

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/15. See pages 3, 4 and 11–13 for additional fund performance information. Index descriptions can be found on page 16.

Absolute Return 500 Fund     5

Pulled down in part by the weak U.S. GDP reading, the U.S. dollar declined in April, interrupting its steady march higher since last summer. Even though market participants largely attributed the slowdown to the dampening effects of harsh winter weather on consumer spending, attention turned toward the Federal Reserve’s interest-rate policy. A largely consensus opinion emerged that the Fed may wait longer to begin increasing interest rates, creating a possible headwind to dollar strength.

Portfolio composition

Allocations are shown as a percentage of the fund’s net assets as of 4/30/15. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.
6     Absolute Return 500 Fund

“In our view, the macroeconomic
backdrop in the United States remains
generally supportive for taking equity
risk.”

Bob Kea

Crude oil prices, after bottoming at just over $47 per barrel in mid-March, rose and ended the period at $59.63 on the New York Mercantile Exchange. Signs that U.S. oil production may be peaking and global energy demand may be rising, coupled with a weaker U.S. dollar, buoyed the commodity’s price.

Would you please summarize the fund’s overall investment strategy?

Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return of U.S. Treasury bills by 5% on an annualized basis over a full market cycle [generally at least three years] regardless of market conditions. We seek to do this by utilizing both directional and non-directional strategies. Directional strategies look to capitalize on opportunities in global markets based on our assessment of broad market trends. The trends may involve either positive or negative market movements. Non-directional strategies seek to add value regardless of global market trends. We shift the composition of the portfolio’s risk between directional and non-directional strategies based on our active views of the relative potential of these approaches. In addition, the portfolio’s total risk and expected return can be increased or decreased based on our outlook and current market conditions. We use a variety of tools to implement our investment process as we seek to manage various global risks.

Top 10 holdings

HOLDING (percentage of fund's net assets)	SECURITY TYPE	SECTOR/INDUSTRY
Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3) (2.2%)	Commodity-linked note	Commodities
Consumer Discretionary Select Sector SPDR Fund (1.7%)	Investment company	Consumer cyclicals/Leisure
Consumer Staples Select Sector SPDR Fund (1.7%)	Investment company	Consumer staples/ Consumer staples
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom) (1.6%)	Commodity-linked note	Commodities
Utilities Select Sector SPDR Fund (0.8%)	Investment company	Utilities and power/Utilities and power
Health Care Select Sector SPDR Fund (0.8%)	Investment company	Health care/Biotechnology
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom) (0.7%)	Commodity-linked note	Commodities
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom) (0.7%)	Commodity-linked note	Commodities
Exxon Mobil Corp. (0.7%)	Common stock	Energy/Oil and gas
Samsung Electronics Co., Ltd. (South Korea) (0.6%)	Common stock	Technology/Electronics

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/15. Short-term holdings, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.
Absolute Return 500 Fund     7

How did directional strategies influence the fund’s performance during the six-month reporting period?

As a whole, our directional strategies added value, led by our equity allocation. The fund’s U.S. low-volatility strategy, which emphasizes stocks that have been less volatile than the overall market, benefited from a generally favorable backdrop for domestic equities.

The fund’s exposure to interest-rate risk also contributed, aided by a significant decline in rates during the period’s first half. For example, the yield on the benchmark 10-year U.S. Treasury fell from 2.36% at the start of the period to 1.64% at the beginning of February, its low for the period. Rates moved higher during the remainder of the period, but not enough to offset the solid contribution from our interest-rate strategy.

Commodities declined substantially during the period. As a result, our short position in the asset class, which was designed to benefit from downward movement in certain commodities indexes, also worked in the fund’s favor.

How did non-directional strategies perform during the period?

A variety of non-directional strategies performed well and provided a further boost to the fund’s return. Regional equity long/short trades were additive, and quantitative, equity-selection alpha strategies — one of which was focused in the United States and another in developed international markets — also aided the fund’s performance. Elsewhere, our global fixed-income alpha strategy was also productive, led by positions in securitized market sectors, such as collateralized mortgage obligations; mortgage credit; and prepayment-sensitive areas. Active currency positioning was another contributor, driven by long U.S.-dollar exposure coupled with tactical short positions in other major global currencies.

Portfolio composition comparison

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Data in the chart reflect a new calculation methodology put into effect within the past six months.
8     Absolute Return 500 Fund

Which strategies didn’t work as well?

A long/short U.S. equity strategy that incorporates fundamental research from Putnam’s equity analysts was the only notable detractor, and partially offset the positive overall contribution from our stock-selection strategies.

How did you use derivatives during the period?

We used a variety of derivatives to reduce volatility and, in some cases, to enhance returns. We utilized futures and interest-rate swaps to efficiently gain exposure to certain markets, manage market risk, and hedge the prepayment and interest-rate risks associated with the fund’s fixed-income holdings. We employed options to hedge against changes in the values of certain equities and bonds held by the fund. We utilized total return swaps to help manage exposure to specific securities or baskets of securities. Lastly, we utilized currency forward contracts to hedge the foreign exchange-rate risk associated with bonds not denominated in U.S. dollars.

What is your outlook for the coming months, and how are you positioning the fund?

Although first-quarter GDP growth was disappointing, we continue to have an overall optimistic view of the U.S. economic recovery. As noted above, we think the first-quarter slowdown was largely the result of weaker-than-expected consumer spending despite lower oil and gas prices, along with harsh winter weather in many parts of the country. In our view, the macroeconomic backdrop in the United States remains generally supportive for taking equity risk.

We continue to believe that the Fed is likely to begin raising its target for short-term interest rates sometime in 2015. However, with inflation stubbornly below the central bank’s 2% target at the end of the reporting period, we think the first increase won’t occur until the Fed sees enough consistent data to persuade it that the U.S. recovery is accelerating.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.
Absolute Return 500 Fund     9

In terms of portfolio positioning, with the U.S. bull market now in its sixth year, and interest rates and yield premiums for credit-sensitive bonds low, we see fewer opportunities to make a meaningful impact on performance via shifts in directional strategies. As a result, we believe there is greater potential to add value through non-directional strategies and have increased the fund’s emphasis on those strategies accordingly. For example, we believe our quantitatively driven, equity selection alpha strategies offer the most attractive potential and, at period-end, most of the fund’s non-directional risk was focused in this area. We also think divergent central bank policies between the United States and the United Kingdom on the one hand and continental Europe on the other, offer the potential for attractive regional fixed-income trades.

Thanks for your time and for bringing us up to date, Bob.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Bentley University Graduate School of Business and a B.A. from the University of Massachusetts, Amherst. He joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

IN THE NEWS

There seems to be momentum in the U.S. equities market, which is now in its third-longest bull run since 1928. Inflation, as measured by the Consumer Price Index, was –0.1% before seasonal adjustment for the 12 months ended March 31, 2015, according to the Bureau of Labor Statistics. Low inflation and a resilient U.S. economy generally provide a supportive environment for equities. However, investors appear to be more cautious than celebratory. Uncertainties include the timing of the Federal Reserve’s decision to implement the first hike in short-term interest rates since 2006 and whether the strong dollar could continue to worsen the trade balance, which could in turn reduce gross domestic product. In March, exports grew by less than 1%, according to the Bureau of Economic Analysis, compared with a 7.7% jump in imports in the same month. For now, the S&P 500 Index continues to hover around the 2100 mark. Investors should keep in mind that equities tend to perform well when short-term rates are rising from low levels. The reason is, in part, because rising rates typically signal an improving economy.

10     Absolute Return 500 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2015, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/15

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)
	Before sales charge	After sales charge	Before CDSC	After CDSC	Before CDSC	After CDSC	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
Life of fund	33.58%	25.90%	27.44%	27.44%	27.49%	27.49%	29.47%	24.94%	31.43%	35.92%	36.07%	35.84%
Annual average	4.66	3.69	3.89	3.89	3.90	3.90	4.15	3.57	4.40	4.95	4.97	4.94
5 years	19.87	12.98	15.60	13.60	15.62	15.62	17.07	12.98	18.37	21.60	21.73	21.53
Annual average	3.69	2.47	2.94	2.58	2.94	2.94	3.20	2.47	3.43	3.99	4.01	3.98
3 years	11.02	4.64	8.60	5.60	8.66	8.66	9.48	5.65	10.23	11.97	12.09	11.89
Annual average	3.55	1.52	2.79	1.83	2.81	2.81	3.07	1.85	3.30	3.84	3.88	3.82
1 year	4.30	–1.69	3.56	–1.38	3.51	2.53	3.84	0.21	3.96	4.60	4.64	4.59
6 months	2.89	–3.02	2.58	–2.31	2.62	1.64	2.69	–0.90	2.80	3.10	3.06	3.09

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Absolute Return 500 Fund     11

Comparative index returns For periods ended 4/30/15

	BofA Merrill Lynch U.S. Treasury Bill Index	Barclays U.S. Aggregate Bond Index	S&P 500 Index
Life of fund	0.96%	33.68%	176.97%
Annual average	0.15	4.68	17.40
5 years	0.60	22.38	95.31
Annual average	0.12	4.12	14.33
3 years	0.29	8.01	59.05
Annual average	0.10	2.60	16.73
1 year	0.07	4.46	12.98
6 months	0.04	2.06	4.40

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/15

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	1		1	1	1		1	1	1	1
Income	$0.109		$0.021	$0.025	$0.054		$0.086	$0.145	$0.150	$0.143
Capital gains
Long-term gains	0.523		0.523	0.523	0.523		0.523	0.523	0.523	0.523
Short-term gains	—		—	—	—		—	—	—	—
Total	$0.632		$0.544	$0.548	$0.577		$0.609	$0.668	$0.673	$0.666
Share value	Before sales charge	After sales charge	Net asset value	Net asset value	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
10/31/14	$11.81	$12.53	$11.64	$11.62	$11.70	$12.12	$11.68	$11.89	$11.89	$11.86
4/30/15	11.51	12.21	11.39	11.37	11.43	11.84	11.39	11.58	11.57	11.55

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

12     Absolute Return 500 Fund

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/15

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)
	Before sales charge	After sales charge	Before CDSC	After CDSC	Before CDSC	After CDSC	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
Life of fund	34.16%	26.45%	28.00%	28.00%	28.05%	28.05%	30.04%	25.49%	32.01%	36.39%	36.54%	36.31%
Annual average	4.80	3.81	4.01	4.01	4.02	4.02	4.28	3.69	4.53	5.07	5.09	5.06
5 years	20.94	13.99	16.43	14.43	16.45	16.45	17.91	13.79	19.33	22.47	22.60	22.39
Annual average	3.88	2.65	3.09	2.73	3.09	3.09	3.35	2.62	3.60	4.14	4.16	4.12
3 years	12.21	5.75	9.77	6.77	9.73	9.73	10.56	6.69	11.31	13.06	13.18	12.99
Annual average	3.91	1.88	3.16	2.21	3.14	3.14	3.40	2.18	3.64	4.18	4.21	4.15
1 year	4.76	–1.27	4.02	–0.94	3.97	2.98	4.30	0.65	4.50	5.05	5.00	5.04
6 months	3.43	–2.52	3.03	–1.88	2.99	2.00	3.14	–0.47	3.25	3.54	3.50	3.53

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal year ended 10/31/14*	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%	0.80%	0.86%
Total annual operating expenses for the fiscal year ended 10/31/14	1.13%	1.88%	1.88%	1.63%	1.38%	0.87%	0.80%	0.88%
Annualized expense ratio for the six-month period ended 4/30/15†	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%	0.82%	0.88%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit expenses through 2/29/16.

†Includes a decrease of 0.02% from annualizing the performance fee adjustment for the six months ended 4/30/15.

Absolute Return 500 Fund     13

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2014, to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.68	$9.44	$9.44	$8.19	$6.94	$4.43	$4.13	$4.43
Ending value (after expenses)	$1,028.90	$1,025.80	$1,026.20	$1,026.90	$1,028.00	$1,031.00	$1,030.60	$1,030.90

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/15. The expense ratio may differ for each share class.

†Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2015, use the following calculation method. To find the value of your investment on November 1, 2014, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.66	$9.39	$9.39	$8.15	$6.90	$4.41	$4.11	$4.41
Ending value (after expenses)	$1,019.19	$1,015.47	$1,015.47	$1,016.71	$1,017.95	$1,020.43	$1,020.73	$1,020.43

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/15. The expense ratio may differ for each share class.

†Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

14     Absolute Return 500 Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to employer-sponsored retirement plans.

Class R5 and R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

•Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

•Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

•Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

•Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

Absolute Return 500 Fund     15

•Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2015, Putnam employees had approximately $498,000,000 and the Trustees had approximately $142,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16     Absolute Return 500 Fund

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Absolute Return 500 Fund     17

The fund’s portfolio 4/30/15 (Unaudited)

COMMON STOCKS (32.0%)*	Shares	Value
Basic materials (1.8%)
Airgas, Inc.	5,000	$506,400
Anhui Conch Cement Co., Ltd. (China)	429,500	1,744,772
Axalta Coating Systems, Ltd. †	5,400	165,672
Bemis Co., Inc.	9,500	427,500
Braskem SA (Brazil)	350,000	1,463,682
China Lesso Group Holdings, Ltd. (China)	1,252,000	922,661
China Singyes Solar Technologies Holdings, Ltd. (China)	772,000	1,268,388
Huabao International Holdings, Ltd. (China)	1,715,000	1,926,340
International Flavors & Fragrances, Inc.	5,781	663,370
Koza Altin Isletmeleri AS (Turkey)	61,190	637,923
Newmont Mining Corp.	42,200	1,117,878
Royal Gold, Inc.	6,500	419,445
Sappi, Ltd. (South Africa) †	182,387	747,662
SBA Communications Corp. Class A †	12,100	1,401,422
Sherwin-Williams Co. (The)	7,600	2,112,800
Sibanye Gold, Ltd. (South Africa)	726,943	1,715,803
		17,241,718
Capital goods (1.6%)
Avery Dennison Corp.	8,700	483,633
Ball Corp.	12,500	917,625
China Railway Group, Ltd. (China)	1,035,000	1,452,664
General Dynamics Corp.	23,400	3,213,288
Lockheed Martin Corp.	16,300	3,041,580
Raytheon Co.	22,600	2,350,400
Rockwell Collins, Inc.	12,400	1,206,892
Stericycle, Inc. †	4,800	640,464
TransDigm Group, Inc.	4,600	975,798
Waste Management, Inc.	22,900	1,134,237
		15,416,581
Communication services (0.8%)
America Movil SAB de CV ADR Class L (Mexico)	46,500	971,385
China Mobile, Ltd. (China)	153,500	2,194,837
SK Telecom Co., Ltd. (South Korea)	5,957	1,593,630
Verizon Communications, Inc.	62,496	3,152,298
		7,912,150
Conglomerates (1.3%)
Danaher Corp.	35,800	2,931,304
Marubeni Corp. (Japan)	495,600	3,074,756
Mitsubishi Corp. (Japan)	181,500	3,923,861
Mitsui & Co., Ltd. (Japan)	148,900	2,084,965
		12,014,886
Consumer cyclicals (3.3%)
ANTA Sports Products, Ltd. (China)	271,000	596,680
Automatic Data Processing, Inc.	25,400	2,147,316
AutoZone, Inc. †	3,110	2,091,973
Clorox Co. (The)	6,300	668,430
Discovery Communications, Inc. Class C †	21,500	649,945
Dollar General Corp.	28,900	2,101,319
Dollar Tree, Inc. †	19,484	1,488,772

18     Absolute Return 500 Fund

COMMON STOCKS (32.0%)* cont.	Shares	Value
Consumer cyclicals cont.
FactSet Research Systems, Inc.	3,000	$472,170
FF Group (Greece)	39,890	1,204,356
Harley-Davidson, Inc.	19,900	1,118,579
Interpublic Group of Cos., Inc. (The)	38,500	802,340
Kohl’s Corp.	6,200	444,230
Lear Corp.	1,700	188,751
LF Corp. (South Korea)	13,366	438,332
Madison Square Garden Co. (The) Class A †	5,800	465,740
Naspers, Ltd. Class N (South Africa)	1,801	282,606
NIKE, Inc. Class B	1,400	138,376
Omnicom Group, Inc.	18,052	1,367,620
OPAP SA (Greece)	95,590	849,433
Ralph Lauren Corp.	5,400	720,414
Scripps Networks Interactive Class A	9,900	691,614
Target Corp.	44,300	3,492,169
Tata Motors, Ltd. ADR (India)	37,348	1,538,364
Tongaat Hulett, Ltd. (South Africa)	33,454	372,488
Vantiv, Inc. Class A †	12,100	473,110
VF Corp.	23,800	1,723,834
Wal-Mart Stores, Inc.	13,700	1,069,285
Walt Disney Co. (The)	29,800	3,239,856
		30,838,102
Consumer staples (3.1%)
Altria Group, Inc.	71,700	3,588,585
Amorepacific Group (South Korea) F	11,930	1,813,983
Bunge, Ltd.	11,800	1,019,166
Chipotle Mexican Grill, Inc. †	400	248,536
Church & Dwight Co., Inc.	7,200	584,424
Colgate-Palmolive Co.	37,700	2,536,456
Costco Wholesale Corp.	24,700	3,533,335
Daesang Corp. (South Korea)	35,818	1,546,948
Dr. Pepper Snapple Group, Inc.	17,000	1,267,860
Gruma SAB de CV Class B (Mexico)	116,542	1,403,943
Indofood Sukses Makmur Tbk PT (Indonesia)	1,991,800	1,032,574
JBS SA (Brazil)	126,771	653,851
McDonald’s Corp.	40,000	3,862,000
Philip Morris International, Inc.	15,500	1,293,785
Pinnacle Foods, Inc.	5,000	202,750
Reynolds American, Inc.	22,400	1,641,920
Sao Martinho SA (Brazil)	73,542	935,583
Sumitomo Corp. (Japan)	167,700	1,981,951
Tupperware Brands Corp.	4,800	320,928
		29,468,578
Energy (1.7%)
Bangchak Petroleum PCL (The) (Thailand)	898,900	968,025
Exxon Mobil Corp.	73,802	6,448,081
HollyFrontier Corp.	18,300	709,674
Lukoil OAO ADR (Russia)	17,251	879,566
National Oilwell Varco, Inc.	34,600	1,882,586

Absolute Return 500 Fund     19

COMMON STOCKS (32.0%)* cont.	Shares	Value
Energy cont.
Spectra Energy Corp.	62,306	$2,320,899
Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)	1,073,800	772,200
Thai Oil PCL (Thailand)	504,000	894,403
Tupras Turkiye Petrol Rafinerileri AS (Turkey) †	42,410	1,030,872
		15,906,306
Financials (6.6%)
Alexandria Real Estate Equities, Inc. R	4,700	434,186
American Campus Communities, Inc. R	9,800	393,372
American Capital Agency Corp. R	33,500	691,273
Axis Capital Holdings, Ltd.	8,200	426,892
Banco Bradesco SA ADR (Brazil)	220,490	2,357,038
Banco do Brasil SA (Brazil)	194,342	1,717,049
Bank Negara Indonesia Persero Tbk PT (Indonesia)	2,995,000	1,481,978
BB&T Corp.	53,300	2,040,857
Berkshire Hathaway, Inc. Class B †	32,138	4,538,207
Brixmor Property Group, Inc. R	5,100	119,595
Capital One Financial Corp.	41,400	3,347,190
China Cinda Asset Management Co., Ltd. (China) †	2,764,000	1,645,096
China Construction Bank Corp. (China)	562,000	546,935
China Merchants Bank Co., Ltd. (China)	677,500	2,048,264
Chongqing Rural Commercial Bank Co., Ltd. (China)	2,044,000	1,828,539
Chubb Corp. (The)	5,900	580,265
Cullen/Frost Bankers, Inc.	4,900	357,406
Everest Re Group, Ltd.	3,336	596,844
Gentera SAB de CV (Mexico) †	208,442	356,778
HCP, Inc. R	34,700	1,398,063
Health Care REIT, Inc. R	16,800	1,209,936
Industrial & Commercial Bank of China, Ltd. (China)	513,000	445,665
Itau Unibanco Holding SA ADR (Preference) (Brazil)	213,913	2,742,365
King’s Town Bank Co., Ltd. (Taiwan)	720,000	738,621
Liberty Holdings, Ltd. (South Africa)	114,022	1,587,130
MMI Holdings, Ltd. (South Africa)	576,040	1,638,841
NASDAQ OMX Group, Inc. (The)	2,700	131,301
Nedbank Group, Ltd. (South Africa)	78,566	1,693,256
Northern Trust Corp.	13,600	994,840
PartnerRe, Ltd.	4,200	537,600
PNC Financial Services Group, Inc.	30,600	2,806,938
Porto Seguro SA (Brazil)	84,971	1,062,931
Public Storage R	6,800	1,277,788
Quality Houses PCL (Thailand)	14,748,066	1,386,895
RenaissanceRe Holdings, Ltd.	3,662	375,318
RMB Holdings, Ltd. (South Africa)	82,076	494,123
Spirit Realty Capital, Inc. R	37,300	421,117
Starwood Property Trust, Inc. R	20,800	499,408
Supalai PCL (Thailand)	754,700	457,880
Synchrony Financial †	12,200	380,030
Taishin Financial Holding Co., Ltd. (Taiwan)	3,128,000	1,432,187
Taubman Centers, Inc. R	5,100	367,251
Travelers Cos., Inc. (The)	24,700	2,497,417

20     Absolute Return 500 Fund

COMMON STOCKS (32.0%)* cont.	Shares	Value
Financials cont.
Turkiye Is Bankasi Class C (Turkey)	165,333	$371,948
Turkiye Sinai Kalkinma Bankasi AS (Turkey)	388,581	293,614
Visa, Inc. Class A	56,300	3,718,615
Wells Fargo & Co.	99,400	5,476,940
XL Group PLC	25,800	956,664
		62,902,446
Health care (3.2%)
Abbott Laboratories	62,800	2,915,176
AmerisourceBergen Corp.	21,200	2,423,160
C.R. Bard, Inc.	6,127	1,020,636
Cardinal Health, Inc.	9,874	832,773
DaVita HealthCare Partners, Inc. †	15,700	1,273,270
Edwards Lifesciences Corp. †	9,900	1,253,835
Eli Lilly & Co.	49,399	3,550,306
Johnson & Johnson	54,800	5,436,160
Mednax, Inc. †	7,600	537,928
Merck & Co., Inc.	73,800	4,395,528
Netcare, Ltd. (South Africa)	452,785	1,582,121
Pfizer, Inc.	142,100	4,821,453
		30,042,346
Technology (5.8%)
Accenture PLC Class A	35,300	3,270,545
Analog Devices, Inc.	17,700	1,094,568
Apple, Inc.	30,813	3,856,247
AU Optronics Corp. (Taiwan)	3,453,000	1,741,276
Broadcom Corp. Class A	49,900	2,205,830
Cisco Systems, Inc.	153,700	4,431,171
Computer Sciences Corp.	13,400	863,630
eBay, Inc. †	65,600	3,821,856
EMC Corp.	128,900	3,468,699
Fidelity National Information Services, Inc.	12,000	749,880
Fiserv, Inc. †	14,900	1,156,240
Gentex Corp.	27,500	477,125
Innolux Corp. (Taiwan)	3,324,000	1,718,397
Intuit, Inc.	21,300	2,137,029
King Yuan Electronics Co., Ltd. (Taiwan)	1,590,000	1,448,173
L-3 Communications Holdings, Inc.	8,300	953,753
Linear Technology Corp.	10,500	484,365
Maxim Integrated Products, Inc.	26,600	873,278
Microsoft Corp.	7,119	346,268
Motorola Solutions, Inc.	3,100	185,225
NCSoft Corp. (South Korea)	9,790	1,865,155
NetApp, Inc.	29,500	1,069,375
NetEase, Inc. ADR (China)	13,000	1,666,470
Paychex, Inc.	30,600	1,480,734
Samsung Electronics Co., Ltd. (South Korea)	4,397	5,766,729
SK Hynix, Inc. (South Korea)	54,792	2,342,493
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	174,500	4,264,780
Tencent Holdings, Ltd. (China)	61,000	1,259,799
		54,999,090

Absolute Return 500 Fund     21

COMMON STOCKS (32.0%)* cont.	Shares	Value
Transportation (1.2%)
AirAsia Bhd (Malaysia)	2,042,200	$1,300,528
CH Robinson Worldwide, Inc.	14,000	901,460
China Eastern Airlines Corp., Ltd. (China) †	544,000	417,497
Expeditors International of Washington, Inc.	5,000	229,150
Korea Line Corp. (South Korea) †	60,236	1,299,683
OHL Mexico SAB de CV (Mexico) †	515,796	1,042,216
Turk Hava Yollari Anonim Ortakligi (Turkey) †	402,730	1,338,095
United Parcel Service, Inc. Class B	35,486	3,567,408
Yangzijiang Shipbuilding Holdings, Ltd. (China)	1,548,500	1,710,909
		11,806,946
Utilities and power (1.6%)
Alliant Energy Corp.	4,200	253,974
American Electric Power Co., Inc.	31,100	1,768,657
American Water Works Co., Inc.	9,100	496,132
Huadian Power International Corp., Ltd. (China)	1,714,000	1,896,252
Huaneng Power International, Inc. (China)	1,172,000	1,661,733
Kinder Morgan, Inc.	84,100	3,612,095
Pinnacle West Capital Corp.	10,400	636,480
Southern Co. (The)	61,800	2,737,740
Tauron Polska Energia SA (Poland)	969,021	1,298,069
Tenaga Nasional Bhd (Malaysia)	72,100	290,212
		14,651,344
Total common stocks (cost $271,263,947)		$303,200,493

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.5%)*	Principal amount	Value
U.S. Government Agency Mortgage Obligations (17.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044	$2,158,253	$2,407,726
3 1/2s, with due dates from August 1, 2043 to February 1, 2044	2,657,277	2,797,274
3s, March 1, 2043	849,517	866,176
Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, May 1, 2045	3,000,000	3,396,094
4 1/2s, with due dates from May 1, 2041 to February 1, 2044	2,212,730	2,428,111
4 1/2s, TBA, June 1, 2045	2,000,000	2,174,062
4 1/2s, TBA, May 1, 2045	8,000,000	8,706,250
4s, with due dates from May 1, 2044 to June 1, 2044	4,738,654	5,115,775
4s, TBA, June 1, 2045	3,000,000	3,202,031
4s, TBA, May 1, 2045	8,000,000	8,550,000
3 1/2s, July 1, 2043	884,442	929,010
3 1/2s, TBA, May 1, 2045	24,000,000	25,147,500
3s, TBA, May 1, 2045	98,000,000	99,730,308
		165,450,317
Total U.S. government and agency mortgage obligations (cost $165,640,667)		$165,450,317

22     Absolute Return 500 Fund

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes
1s, May 31, 2018 [i]	$14,000	$14,073
5/8s, August 31, 2017 [i]	5,000	4,993
Total U.S. treasury obligations (cost $19,066)		$19,066

MORTGAGE-BACKED SECURITIES (12.0%)*	Principal amount	Value
Agency collateralized mortgage obligations (5.2%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.482s, 2034	$127,845	$170,829
IFB Ser. 3232, Class KS, IO, 6.119s, 2036	704,828	100,879
IFB Ser. 4104, Class S, IO, 5.919s, 2042	555,775	116,412
IFB Ser. 3116, Class AS, IO, 5.919s, 2034	516,829	23,510
IFB Ser. 3852, Class NT, 5.819s, 2041	2,387,121	2,483,274
IFB Ser. 317, Class S3, IO, 5.799s, 2043	2,385,114	608,936
IFB Ser. 308, Class S1, IO, 5.769s, 2043	2,918,019	746,371
IFB Ser. 314, Class AS, IO, 5.709s, 2043	1,680,550	416,962
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,471,302	246,885
Ser. 4193, Class PI, IO, 4s, 2043	2,721,830	450,722
Ser. 4116, Class MI, IO, 4s, 2042	3,323,298	634,123
Ser. 4213, Class GI, IO, 4s, 2041	1,004,416	137,304
Ser. 4013, Class AI, IO, 4s, 2039	3,119,147	454,543
Ser. 304, Class C53, IO, 4s, 2032	1,955,450	318,934
Ser. 311, IO, 3 1/2s, 2043	1,693,120	333,825
Ser. 303, Class C18, IO, 3 1/2s, 2043	2,364,753	474,207
Ser. 303, Class C19, IO, 3 1/2s, 2043	2,102,437	416,306
Ser. 304, Class C22, IO, 3 1/2s, 2042	2,336,473	529,635
Ser. 4141, Class IM, IO, 3 1/2s, 2042	1,382,937	252,624
Ser. 4121, Class AI, IO, 3 1/2s, 2042	4,140,006	830,476
Ser. 4136, Class IW, IO, 3 1/2s, 2042	2,815,259	418,772
Ser. 4166, Class PI, IO, 3 1/2s, 2041	2,220,864	351,407
Ser. 4097, Class PI, IO, 3 1/2s, 2040	3,858,155	515,231
Ser. 304, IO, 3 1/2s, 2027	1,422,699	158,048
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,055,954	115,131
Ser. 4150, Class DI, IO, 3s, 2043	2,013,185	329,659
Ser. 4158, Class TI, IO, 3s, 2042	5,155,116	635,523
Ser. 4165, Class TI, IO, 3s, 2042	4,396,855	521,467
Ser. 4183, Class MI, IO, 3s, 2042	1,962,939	239,086
Ser. 4206, Class IP, IO, 3s, 2041	3,259,440	395,370
Ser. 4179, Class EI, IO, 3s, 2030	3,523,612	394,222
Ser. 304, Class C45, IO, 3s, 2027	1,887,879	199,571
Ser. 3939, Class EI, IO, 3s, 2026	3,784,743	346,622
FRB Ser. T-8, Class A9, IO, 0.466s, 2028	223,573	3,074
FRB Ser. T-59, Class 1AX, IO, 0.271s, 2043	542,594	6,592
Ser. T-48, Class A2, IO, 0.212s, 2033	793,489	7,656
Ser. 3206, Class EO, PO, zero %, 2036	43,229	38,759
Ser. 3175, Class MO, PO, zero %, 2036	36,166	33,177

Absolute Return 500 Fund     23

MORTGAGE-BACKED SECURITIES (12.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.594s, 2035	$65,325	$105,314
IFB Ser. 05-45, Class DA, 23.755s, 2035	248,716	383,014
IFB Ser. 11-4, Class CS, 12.538s, 2040	886,941	1,081,262
IFB Ser. 12-153, Class SK, IO, 5.969s, 2043	1,642,614	392,437
IFB Ser. 13-124, Class SB, IO, 5.769s, 2043	1,192,474	303,286
IFB Ser. 13-92, Class SA, IO, 5.769s, 2043	930,529	237,313
IFB Ser. 13-98, Class SA, IO, 5.769s, 2043	2,680,034	705,921
IFB Ser. 13-103, Class SK, IO, 5.739s, 2043	1,003,250	262,243
IFB Ser. 13-128, Class CS, IO, 5.719s, 2043	1,518,472	375,974
IFB Ser. 13-101, Class SE, IO, 5.719s, 2043	1,345,077	349,061
IFB Ser. 13-102, Class SH, IO, 5.719s, 2043	1,255,327	315,577
Ser. 397, Class 2, IO, 5s, 2039	34,873	5,737
Ser. 10-13, Class EI, IO, 5s, 2038	40,575	278
Ser. 15-4, Class IO, IO, 4 1/2s, 2045	2,242,115	436,316
Ser. 14-47, Class IP, IO, 4s, 2044	3,390,647	452,920
Ser. 418, Class C24, IO, 4s, 2043	1,825,011	352,840
Ser. 13-44, Class PI, IO, 4s, 2043	860,270	131,729
Ser. 12-124, Class UI, IO, 4s, 2042	3,733,003	707,031
Ser. 12-118, Class PI, IO, 4s, 2042	3,305,212	614,808
Ser. 13-11, Class IP, IO, 4s, 2042	2,926,689	527,594
Ser. 12-96, Class PI, IO, 4s, 2041	1,801,999	278,373
Ser. 12-22, Class CI, IO, 4s, 2041	2,999,791	494,616
Ser. 12-62, Class MI, IO, 4s, 2041	2,881,478	437,664
Ser. 406, Class 2, IO, 4s, 2041	134,253	18,567
Ser. 406, Class 1, IO, 4s, 2041	133,031	21,884
Ser. 409, Class C16, IO, 4s, 2040	568,506	97,930
Ser. 12-104, Class HI, IO, 4s, 2027	3,301,211	416,866
Ser. 418, Class C15, IO, 3 1/2s, 2043	3,950,505	779,855
Ser. 417, Class C24, IO, 3 1/2s, 2042	2,053,764	446,303
Ser. 12-136, Class PI, IO, 3 1/2s, 2042	2,062,751	243,900
Ser. 14-10, IO, 3 1/2s, 2042	1,646,257	262,532
Ser. 12-101, Class PI, IO, 3 1/2s, 2040	2,403,865	277,358
Ser. 14-76, IO, 3 1/2s, 2039	4,609,374	650,684
Ser. 13-21, Class AI, IO, 3 1/2s, 2033	2,799,983	513,461
Ser. 417, Class C19, IO, 3 1/2s, 2033	1,639,885	243,506
Ser. 12-93, Class DI, IO, 3 1/2s, 2027	3,357,803	410,156
Ser. 12-151, Class PI, IO, 3s, 2043	2,013,232	257,492
Ser. 13-8, Class NI, IO, 3s, 2042	3,915,036	521,551
Ser. 6, Class BI, IO, 3s, 2042	3,624,400	358,453
Ser. 13-35, Class IP, IO, 3s, 2042	3,292,200	352,754
Ser. 13-23, Class PI, IO, 3s, 2041	5,918,484	536,806
Ser. 13-31, Class NI, IO, 3s, 2041	4,704,813	436,701
Ser. 13-7, Class EI, IO, 3s, 2040	2,418,945	387,708
Ser. 13-55, Class MI, IO, 3s, 2032	2,409,870	288,678
FRB Ser. 03-W10, Class 1, IO, 0.955s, 2043	179,914	4,097
Ser. 98-W5, Class X, IO, 0.871s, 2028	418,193	20,648
Ser. 98-W2, Class X, IO, 0.76s, 2028	1,420,987	74,602

24     Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (12.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.731s, 2025	$170,000	$175,814
Government National Mortgage Association
IFB Ser. 11-93, Class SA, IO, 6.479s, 2041	4,729,774	1,086,979
Ser. 09-79, Class IC, IO, 6s, 2039	2,003,956	398,727
IFB Ser. 13-129, Class SN, IO, 5.969s, 2043	788,467	135,814
IFB Ser. 13-129, Class CS, IO, 5.969s, 2042	2,046,564	295,258
IFB Ser. 14-90, Class HS, IO, 5.919s, 2044	1,482,245	360,734
IFB Ser. 12-77, Class MS, IO, 5.919s, 2042	1,421,869	373,226
IFB Ser. 13-99, Class VS, IO, 5.918s, 2043	915,267	191,401
IFB Ser. 12-34, Class SA, IO, 5.869s, 2042	1,546,421	346,785
IFB Ser. 11-70, Class SN, IO, 5.718s, 2041	1,345,047	228,914
IFB Ser. 11-70, Class SH, IO, 5.708s, 2041	1,723,174	298,144
Ser. 14-133, Class IP, IO, 5s, 2044	3,380,168	735,356
Ser. 14-25, Class QI, IO, 5s, 2044	3,171,938	626,109
Ser. 14-2, Class IC, IO, 5s, 2044	894,745	183,834
Ser. 13-3, Class IT, IO, 5s, 2043	1,430,895	283,097
Ser. 11-116, Class IB, IO, 5s, 2040	1,089,766	64,097
Ser. 10-35, Class UI, IO, 5s, 2040	1,363,621	275,710
Ser. 10-20, Class UI, IO, 5s, 2040	1,005,517	166,373
Ser. 10-9, Class UI, IO, 5s, 2040	4,292,856	825,783
Ser. 09-121, Class UI, IO, 5s, 2039	2,139,646	402,489
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	91,000	11,869
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	1,881,500	299,290
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	952,216	172,450
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	1,174,473	212,060
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	853,541	154,256
Ser. 09-121, Class CI, IO, 4 1/2s, 2039	2,685,456	629,014
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	2,974,827	212,488
Ser. 15-53, Class MI, IO, 4s, 2045	2,837,000	673,677
Ser. 15-40, IO, 4s, 2045	1,016,008	245,315
Ser. 14-149, Class IP, IO, 4s, 2044	2,042,860	357,101
Ser. 13-24, Class PI, IO, 4s, 2042	1,381,512	230,326
Ser. 12-47, Class CI, IO, 4s, 2042	2,303,054	392,153
Ser. 14-104, IO, 4s, 2042	3,291,172	590,370
Ser. 12-50, Class PI, IO, 4s, 2041	1,605,351	244,013
Ser. 12-41, Class IP, IO, 4s, 2041	3,018,480	552,997
Ser. 14-133, Class AI, IO, 4s, 2036	4,305,945	608,818
Ser. 15-24, Class CI, IO, 3 1/2s, 2045	1,269,112	312,887
Ser. 15-24, Class IA, IO, 3 1/2s, 2045	1,542,462	287,854
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	1,962,935	219,403
Ser. 13-76, IO, 3 1/2s, 2043	1,637,711	188,304
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	3,499,644	457,578
Ser. 13-100, Class MI, IO, 3 1/2s, 2043	2,781,724	330,886
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	1,805,513	219,316
Ser. 12-145, IO, 3 1/2s, 2042	1,286,499	289,578
Ser. 13-14, IO, 3 1/2s, 2042	2,529,792	320,853
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	843,366	108,170
Absolute Return 500 Fund     25

MORTGAGE-BACKED SECURITIES (12.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	$990,284	$141,947
Ser. 13-37, Class LI, IO, 3 1/2s, 2042	1,421,415	188,551
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	1,542,248	173,981
Ser. 15-36, Class GI, 3 1/2s, 2041	1,989,806	278,155
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	1,404,786	118,430
Ser. 13-90, Class HI, IO, 3 1/2s, 2040	5,031,944	346,600
Ser. 183, Class AI, IO, 3 1/2s, 2039	3,281,968	389,389
Ser. 15-24, Class IC, IO, 3 1/2s, 2037	2,030,697	314,068
Ser. 14-115, Class QI, IO, 3s, 2029	2,675,385	268,849
GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.775s, 2027	109,204	819
FRB Ser. 98-3, IO, zero %, 2027	58,932	866
FRB Ser. 98-2, IO, zero %, 2027	52,138	375
FRB Ser. 98-4, IO, zero %, 2026	81,857	2,014
		49,029,638
Commercial mortgage-backed securities (4.4%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	534,000	552,216
Ser. 06-6, Class A2, 5.309s, 2045	36,989	37,092
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049	2,631,112	20,225
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.473s, 2051	1,000,000	970,360
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 04-3, Class D, 5.627s, 2039	639,000	644,751
FRB Ser. 05-1, Class C, 5.46s, 2042 F	292,000	283,735
FRB Ser. 05-5, Class D, 5.428s, 2045	366,000	372,844
Ser. 05-3, Class AJ, 4.767s, 2043	225,000	213,260
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.495s, 2035	61,391	31
FRB Ser. 04-4, Class XC, IO, 0.262s, 2042	676,996	1,459
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.598s, 2039	596,000	608,851
Ser. 05-PWR7, Class D, 5.304s, 2041	375,000	374,254
Ser. 05-PWR9, Class C, 5.055s, 2042	215,000	215,342
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.598s, 2039	3,084,000	3,093,252
FRB Ser. 06-PW11, Class C, 5.598s, 2039	320,000	320,378
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.328s, 2044	250,000	248,677
Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.963s, 2049	703,000	705,981
Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.605s, 2046	1,041,000	918,011
COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.989s, 2049 F	300,000	285,034
COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044	266,000	243,934
FRB Ser. 14-UBS6, Class D, 4.116s, 2047	615,000	545,296
FRB Ser. 07-C9, Class AJFL, 0.871s, 2049	140,000	135,968

26     Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (12.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037	$203,000	$203,102
Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	365,593	395,754
FRB Ser. 03-C3, Class AX, IO, 2.047s, 2038	198,013	25
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.579s, 2044	211,000	226,539
First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035 F	177,838	178,457
First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033	172,444	172,444
GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042	243,000	242,657
FRB Ser. 05-GG3, Class D, 4.986s, 2042	189,000	189,541
GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.45s, 2044 F	2,044,000	2,064,515
GE Commercial Mortgage Corp. Trust Ser. 07-C1, Class A3, 5.481s, 2049	771,602	772,331
GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039	396,000	395,469
GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046	391,000	389,499
FRB Ser. 13-GC10, Class E, 4.561s, 2046	850,000	735,454
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.493s, 2046	488,000	500,528
FRB Ser. 06-GG8, Class X, IO, 0.78s, 2039 F	36,475,199	186,365
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046	675,000	619,965
FRB Ser. 13-C12, Class E, 4.223s, 2045	800,000	682,907
FRB Ser. 14-C25, Class D, 4.098s, 2047	430,000	384,632
JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 04-CB8, Class F, 5.232s, 2039	500,000	499,200
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.277s, 2051	611,000	640,908
FRB Ser. 06-LDP7, Class B, 6.057s, 2045	556,000	372,865
Ser. 06-LDP6, Class AJ, 5.565s, 2043	435,000	437,684
FRB Ser. 05-LDP3, Class D, 5.365s, 2042	547,000	548,641
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	850,000	848,572
FRB Ser. 13-LC11, Class D, 4.381s, 2046	112,000	108,145
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.377s, 2051	501,000	480,143
FRB Ser. 12-C6, Class F, 5.381s, 2045	334,000	321,889
FRB Ser. 13-C13, Class D, 4.191s, 2046	469,000	450,941
Ser. 13-C13, Class E, 3.986s, 2046	494,000	408,906
Ser. 13-C10, Class E, 3 1/2s, 2047	354,000	285,430
FRB Ser. 12-C6, Class G, 2.972s, 2045	366,000	291,344
JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035	521,159	533,208

Absolute Return 500 Fund     27

MORTGAGE-BACKED SECURITIES (12.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.81s, 2040 F	$54,087	$53,366
LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502s, 2039	640,000	628,909
Ser. 07-C1, Class AJ, 5.484s, 2040	87,000	88,221
FRB Ser. 06-C6, Class C, 5.482s, 2039 F	878,000	859,858
Ser. 05-C7, Class C, 5.35s, 2040	474,000	474,702
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040	2,060,332	21,236
Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.506s, 2038 F	351,000	333,959
FRB Ser. 05-CKI1, Class B, 5.448s, 2037	476,000	477,000
Ser. 04-KEY2, Class D, 5.046s, 2039	250,000	250,000
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.73s, 2043	6,237,178	1,010
ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	224,000	226,881
Ser. 06-4, Class AJ, 5.239s, 2049	238,000	240,499
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.563s, 2046	600,000	549,420
FRB Ser. 13-C11, Class F, 4.563s, 2046	696,000	625,559
Ser. 13-C13, Class F, 3.707s, 2046 F	1,285,000	1,062,787
Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class C, 5.679s, 2044	950,000	951,893
Ser. 07-HQ11, Class D, 5.587s, 2044	238,000	224,149
Ser. 07-HQ11, Class C, 5.558s, 2044	861,000	859,648
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043	391,990	393,424
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.496s, 2046	83,000	80,068
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.201s, 2045	365,000	368,026
FRB Ser. 06-C23, Class F, 5.731s, 2045	578,000	573,846
Ser. 06-C24, Class AJ, 5.658s, 2045	198,000	200,594
FRB Ser. 06-C29, IO, 0.531s, 2048	36,684,762	195,163
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 04-C12, Class F, 5.586s, 2041	868,000	869,927
FRB Ser. 05-C21, Class E, 5.43s, 2044	1,487,000	1,485,825
FRB Ser. 07-C31, IO, 0.382s, 2047	56,349,024	202,504
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.436s, 2046	839,000	795,033
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.413s, 2044	321,000	341,915
Ser. 12-C6, Class E, 5s, 2045	412,000	383,284
Ser. 11-C4, Class F, 5s, 2044	504,000	482,019
Ser. 11-C3, Class E, 5s, 2044	367,000	354,717
FRB Ser. 13-C18, Class D, 4.827s, 2046	319,000	313,636
FRB Ser. 12-C10, Class E, 4.606s, 2045	316,000	278,673
FRB Ser. 13-C12, Class D, 4.496s, 2048	172,000	169,824
FRB Ser. 13-C13, Class E, 4.276s, 2045	343,000	284,519

28     Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (12.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
Ser. 13-C12, Class E, 3 1/2s, 2048	$462,000	$368,360
Ser. 13-C14, Class E, 3 1/4s, 2046	575,000	458,281
		41,887,746
Residential mortgage-backed securities (non-agency) (2.4%)
Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036	268,751	258,001
BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.207s, 2046 F	440,000	340,516
FRB Ser. 12-RR5, Class 4A8, 0.344s, 2035	2,000,000	1,825,300
BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.705s, 2035	220,000	209,000
FRB Ser. 11-RR2, Class 2A7, 2.644s, 2036	497,086	342,990
FRB Ser. 15-RR2, Class 26A2, 2.615s, 2036	253,000	224,639
FRB Ser. 14-RR1, Class 2A2, 2.358s, 2036	350,000	304,500
FRB Ser. 14-RR2, Class 4A3, 0.444s, 2036	525,000	406,875
Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.906s, 2034	845,111	743,698
Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5.935s, 2035	350,000	364,412
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.487s, 2035	462,490	381,554
FRB Ser. 05-38, Class A3, 0.531s, 2035	2,159,547	1,875,567
FRB Ser. 05-59, Class 1A1, 0.506s, 2035	734,492	596,775
Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.279s, 2035	919,555	845,991
Ser. 05-1, Class MF1, 5.274s, 2035 F	220,956	212,388
Ser. 04-15, Class MF2, 5.213s, 2035	202,129	186,969
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.634s, 2036	600,000	551,250
CSMC Trust 144A
FRB Ser. 10-20R, Class 7A4, 3 1/2s, 2037	750,000	683,475
FRB Ser. 13-2R, Class 4A2, 2.439s, 2036	508,380	405,433
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
FRB Ser. 15-DN1, Class B, 11.681s, 2025	466,000	554,699
FRB Ser. 15-DNA1, Class B, 9.38s, 2027	250,000	280,852
First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.831s, 2035 F	800,000	604,000
GSAA Home Equity Trust FRB Ser. 05-9, Class M1, 0.661s, 2035	725,000	592,253
GSAMP Trust FRB Ser. 06-HE2, Class M1, 0.501s, 2046	500,000	406,600
Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.61s, 2036	1,134,304	1,003,859
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1, Class MV6, 0.724s, 2036	800,000	578,144
Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.551s, 2036	250,000	200,250
RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.189s, 2035	600,000	585,360
Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.891s, 2035	500,000	399,839

Absolute Return 500 Fund     29

MORTGAGE-BACKED SECURITIES (12.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
SG Mortgage Securities Trust FRB Ser. 05-OPT1, Class M2, 0.631s, 2035	$250,000	$204,745
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.761s, 2035 F	615,520	466,257
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.161s, 2034	474,828	451,086
FRB Ser. 06-AR4, Class 1A1B, 1.068s, 2046	285,603	247,047
FRB Ser. 05-AR11, Class A1C3, 0.691s, 2045 F	2,203,757	1,939,306
FRB Ser. 05-AR13, Class A1C3, 0.671s, 2045	1,562,317	1,374,839
FRB Ser. 05-AR9, Class A1B, 0.561s, 2045	1,098,403	1,027,125
FRB Ser. 05-AR13, Class A1B3, 0.541s, 2045	194,120	174,223
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 5.035s, 2036	669,472	663,517
Wells Fargo Mortgage Loan Trust 144A FRB Ser. 12-RR2, Class 1A2, 0.377s, 2047	625,000	462,500
		22,975,834
Total mortgage-backed securities (cost $109,543,903)		$113,893,218

SENIOR LOANS (8.2%)* [c]	Principal amount	Value
Basic materials (0.3%)
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)	$459,965	$461,403
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)	238,654	239,400
Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018	501,273	501,671
KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)	700,599	704,321
KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)	299,401	300,992
Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)	415,000	385,258
		2,593,045
Capital goods (0.4%)
Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)	457,687	445,481
Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	704,275	686,404
Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	658,750	658,201
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018	573,165	578,180
TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	491,206	492,161
TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021	794,000	795,489
		3,655,916
Communication services (1.0%)
Asurion, LLC bank term loan FRN 8 1/2s, 2021	480,000	485,700
Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	1,510,762	1,519,364
Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020	982,500	985,110
Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)	1,419,814	1,418,394
Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	1,000,000	1,002,917

30     Absolute Return 500 Fund

SENIOR LOANS (8.2%)* c cont.	Principal amount	Value
Communication services cont.
Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)	$772,805	$775,510
Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)	668,582	670,922
Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)	1,282,214	1,282,695
Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019	972,516	972,668
		9,113,280
Consumer cyclicals (3.1%)
Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018	2,104,933	2,115,458
Amaya BV bank term loan FRN 5s, 2021 (Netherlands)	995,000	997,177
American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019	847,201	849,319
Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017	849,835	782,455
Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 13s, 2017	562,175	516,967
Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021	630,238	564,063
CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021	709,860	714,296
Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017	326,548	326,956
CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	886,533	891,890
CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	1,000,000	992,500
Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	320,000	324,000
FCA US, LLC bank term loan FRN Ser. B, 3 1/4s, 2018	792,000	792,330
Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)	784,352	782,718
Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)	200,648	200,230
Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019	598,719	603,022
Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019	256,594	258,438
Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021	992,500	998,393
JC Penney Corp., Inc. bank term loan FRN 5s, 2019	997,487	991,565
Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	613,049	611,516
MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019	977,500	977,500
Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020	1,264,032	1,266,617
Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017	957,500	959,722
Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020	1,470,141	1,473,816
Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	975,000	972,563
Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019	1,221,875	1,227,730
Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021	1,496,250	1,510,589
Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	1,139,078	1,145,485
Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	500,000	490,000
Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020	750,000	744,375
Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)	742,138	749,211

Absolute Return 500 Fund     31

SENIOR LOANS (8.2%)* c cont.	Principal amount	Value
Consumer cyclicals cont.
Tribune Media Co. bank term loan FRN Ser. B, 4s, 2020	$1,475,382	$1,480,915
Univision Communications, Inc. bank term loan FRN 4s, 2020	1,133,306	1,133,306
Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	1,368,367	1,344,421
		29,789,543
Consumer staples (0.7%)
CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021	425,700	421,798
Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021	948,000	906,920
H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/4s, 2020	832,010	832,530
Landry’s, Inc. bank term loan FRN Ser. B, 4s, 2018	1,293,113	1,297,962
Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	992,500	993,741
Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	1,000,000	1,001,250
US Foods, Inc. bank term loan FRN 4 1/2s, 2019	982,500	985,366
		6,439,567
Energy (0.3%)
American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020	460,000	378,733
Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	1,060,000	821,942
Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)	955,860	677,466
Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018 ‡‡	630,000	422,100
Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	258,258	244,914
		2,545,155
Financials (0.6%)
Communications Sales & Leasing, Inc. bank term loan FRN 5s, 2022	715,000	713,659
HUB International, Ltd. bank term loan FRN Ser. B, 4s, 2020	990,000	986,288
iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017 R	703,940	718,019
USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	1,466,419	1,467,640
Vantiv, LLC bank term loan FRN Ser. B, 3 3/4s, 2021	254,893	255,955
Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020	1,451,802	1,389,193
		5,530,754
Health care (1.1%)
Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	908,534	909,670
Concordia Healthcare Corp. bank term loan FRN Ser. B, 4 3/4s, 2022 (Canada)	165,000	166,031
Envision Healthcare Corp. bank term loan FRN Ser. B, 4s, 2018	474,858	477,035
Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.178s, 2021	1,648,350	1,652,471
IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018	965,625	968,763
Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018	1,321,365	1,329,348
MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021	1,001,818	1,001,036
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021	590,538	588,534
Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019	500,557	500,557
Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018	619,344	621,556

32     Absolute Return 500 Fund

SENIOR LOANS (8.2%)* c cont.	Principal amount	Value
Health care cont.
Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018	$1,409,078	$1,410,840
Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020	462,718	463,701
		10,089,542
Technology (0.6%)
Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)	1,234,829	1,240,022
Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	1,478,115	1,477,884
First Data Corp. bank term loan FRN Ser. B, 3.682s, 2018	1,500,000	1,502,679
Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020	869,802	867,356
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019	950,228	919,939
		6,007,880
Transportation (—%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022	415,000	414,852
		414,852
Utilities and power (0.1%)
Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	715,000	711,808
Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017	710,555	436,281
Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017	7,293	4,478
		1,152,567
Total senior loans (cost $78,172,752)		$77,332,101

COMMODITY LINKED NOTES (5.5%)* †††	Principal amount	Value
Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3)	$21,100,000	$20,823,020
Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the DB Commodity Backwardation Alpha 22 USD Total Return Index multiplied by 3) (United Kingdom)	3,158,000	3,007,679
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	14,300,000	14,895,207
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	6,480,000	6,759,236
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom)	4,261,000	6,909,299
Total commodity linked notes (cost $49,299,000)		$52,394,441

INVESTMENT COMPANIES (5.1%)*	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	214,600	$16,161,526
Consumer Staples Select Sector SPDR Fund	331,800	16,049,166
Health Care Select Sector SPDR Fund	110,700	7,934,976
Utilities Select Sector SPDR Fund	180,700	7,990,554
Total investment companies (cost $46,138,127)		$48,136,222

Absolute Return 500 Fund     33

CORPORATE BONDS AND NOTES (2.6%)*		Principal amount	Value
Basic materials (0.3%)
ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)		$339,000	$361,883
Cemex SAB de CV 144A company guaranty sr. FRN 5.025s, 2018 (Mexico)		1,500,000	1,565,625
Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)		395,000	420,564
			2,348,072
Capital goods (0.3%)
KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)	EUR	145,000	174,391
KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		$1,500,000	1,511,250
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020		1,500,000	1,509,375
			3,195,016
Communication services (0.8%)
Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R		840,000	886,704
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018		1,500,000	1,526,850
Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)		700,000	699,563
Sprint Communications, Inc. sr. unsec. notes 6s, 2016		265,000	276,428
Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017		770,000	841,225
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		500,000	525,000
Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	130,000	162,494
Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)	EUR	185,000	226,163
Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)	GBP	477,000	769,493
WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		$1,110,000	1,192,085
			7,106,005
Consumer cyclicals (0.1%)
Owens Corning company guaranty sr. unsec. notes 9s, 2019		36,000	43,483
Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		575,000	529,000
			572,483
Energy (0.2%)
Chesapeake Energy Corp. company guaranty sr. unsec. FRN 3.525s, 2019		1,500,000	1,440,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)		390,000	385,999
Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)		642,000	469,463
			2,295,462
Financials (0.6%)
CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018		900,000	932,850
Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038		530,000	598,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019		1,070,000	1,090,223

34     Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (2.6%)* cont.		Principal amount	Value
Financials cont.
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)		$200,000	$177,000
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)		250,000	232,500
VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)		500,000	501,150
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)		1,600,000	1,604,000
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)		600,000	549,948
			5,686,571
Health care (0.3%)
CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		555,000	572,344
ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	415,000	484,063
Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$235,000	238,231
HCA, Inc. sr. notes 6 1/2s, 2020		610,000	696,925
Service Corporation International sr. unsec. notes 7s, 2017		170,000	186,150
Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	721,505
			2,899,218
Utilities and power (—%)
Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		175,000	219,710
			219,710
Total corporate bonds and notes (cost $24,080,846)			$24,322,537

WARRANTS (1.5%)*†	Expiration date	Strike price	Warrants	Value
Apollo Tyres, Ltd. 144A (India)	8/18/16	$0.00	307,986	$840,336
Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	0.00	115,085	1,385,677
Gree Electric Appliances, Inc. of Zhuhai 144A (China)	3/24/16	0.00	225,000	2,067,615
HCL Technologies, Ltd. 144A (India)	10/22/15	0.00	101,334	1,404,859
Hindustan Zinc. Ltd. 144A (India)	10/27/17	0.00	481,795	1,284,989
Midea Group Co., Ltd. 144A (China)	4/16/16	0.00	298,300	1,777,931
Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	298,901	1,250,146
Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	149,600	654,084
Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	265,197	1,300,828
Shanghai Automotive Co. 144A (China)	2/3/16	0.00	371,015	1,615,579
UPL, Ltd. 144A (India)	6/17/16	0.00	113,434	876,272
Total warrants (cost $14,000,856)				$14,458,316

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)*	Principal amount	Value
Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)	$325,000	$311,675
Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)	2,425,000	2,381,544
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)	1,225,000	1,225,000

Absolute Return 500 Fund     35

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)* cont.	Principal amount	Value
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)	$1,040,000	$1,037,400
Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)	650,000	687,375
Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)	240,000	264,600
Total foreign government and agency bonds and notes (cost $5,891,054)		$5,907,594

PURCHASED SWAP OPTIONS OUTSTANDING (—%)* Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Bank of America N.A.
(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875	$1,454,000	$26,085
(2.2125)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.2125	2,229,300	21,758
(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685	2,917,900	14,502
(2.325)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.325	2,229,300	13,019
1.9875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.9875	2,229,300	11,949
1.875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.875	2,229,300	7,067
1.875/3 month USD-LIBOR-BBA/May-25	May-15/1.875	1,912,900	2
Barclays Bank PLC
(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625	2,917,900	18,908
Citibank, N.A.
2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20	4,886,100	37,867
2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043	1,458,950	4,027
1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015	5,835,800	3,677
1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735	2,917,900	1,371
1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294	5,835,800	1,109
1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266	2,917,900	409
Credit Suisse International
2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25	7,881,000	88,976
(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	174,000	12,763
1.765/3 month USD-LIBOR-BBA/May-25	May-15/1.765	24,507,400	7,842
(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	174,000	7,811
(2.3085)/3 month USD-LIBOR-BBA/May-25	May-15/2.3085	2,917,900	6,069
Goldman Sachs International
(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82	1,743,950	69,775
(2.1065)/3 month USD-LIBOR-BBA/May-25	May-15/2.1065	5,835,800	45,811
2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655	729,475	23,380
1.8755/3 month USD-LIBOR-BBA/May-25	May-15/1.8755	5,835,800	2,801
Total purchased swap options outstanding (cost $454,085)			$426,978

PURCHASED OPTIONS OUTSTANDING (0.5%)*	Expiration date/ strike price	Contract amount	Value
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$101.86	$12,000,000	$71,640
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/103.42	12,000,000	19,320

36     Absolute Return 500 Fund

PURCHASED OPTIONS OUTSTANDING (0.5%)* cont.	Expiration date/ strike price	Contract amount	Value
SPDR S&P 500 ETF Trust (Put)	Apr-16/180.00	$152,845	$969,288
SPDR S&P 500 ETF Trust (Put)	Mar-16/183.00	164,800	1,051,339
SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00	164,417	923,313
SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00	164,631	489,869
SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00	155,636	602,381
SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00	153,197	484,969
Total purchased options outstanding (cost $6,469,589)			$4,612,119

SHORT-TERM INVESTMENTS (31.4%)*	Principal amount/shares	Value
Putnam Money Market Liquidity Fund 0.08% L	Shares 99,624,943	$99,624,943
Putnam Short Term Investment Fund 0.07% L	Shares 173,393,006	173,393,006
SSgA Prime Money Market Fund Class N 0.03% P	Shares 4,193,000	4,193,000
U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, August 6, 2015 Δ §	$2,800,000	2,799,905
U.S. Treasury Bills with an effective yield of 0.02%, July 16, 2015 # Δ	550,000	549,994
U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, July 2, 2015 # Δ §	9,300,000	9,299,963
U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, July 9, 2015 # Δ §	5,150,000	5,150,000
U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015 # Δ	270,000	269,999
U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015 # §	2,500,000	2,499,980
Total short-term investments (cost $297,780,361)		$297,780,790

TOTAL INVESTMENTS
Total investments (cost $1,068,754,253)	$1,107,934,192

Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB

Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Absolute Return 500 Fund     37

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

*	Percentages indicated are based on net assets of $947,531,891.
†††

The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
§

This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

C

Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F

This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P

This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $374,380,575 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

38     Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $83,459,347) (Unaudited)
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Sell	7/15/15	$21,834	$21,030	$(804)
	British Pound	Buy	6/17/15	442,867	443,627	(760)
	Canadian Dollar	Sell	7/15/15	838,676	799,120	(39,556)
	Chilean Peso	Buy	7/15/15	1,121	1,116	5
	Euro	Sell	6/17/15	359,176	480,011	120,835
	Japanese Yen	Sell	5/20/15	696,519	707,540	11,021
	Mexican Peso	Buy	7/15/15	940,954	948,573	(7,619)
	Norwegian Krone	Buy	6/17/15	79,694	63,939	15,755
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	353,681	363,528	(9,847)
	British Pound	Buy	6/17/15	1,985,689	1,902,685	83,004
	Canadian Dollar	Sell	7/15/15	391,725	367,970	(23,755)
	Euro	Buy	6/17/15	454,784	382,494	72,290
	Japanese Yen	Sell	5/20/15	237,400	259,973	22,573
	Mexican Peso	Buy	7/15/15	832,992	844,708	(11,716)
	New Taiwan Dollar	Buy	5/20/15	946,923	937,440	9,483
	New Taiwan Dollar	Sell	5/20/15	946,923	914,700	(32,223)
	New Zealand Dollar	Sell	7/15/15	273,480	288,118	14,638
	Norwegian Krone	Buy	6/17/15	983,660	921,679	61,981
	Singapore Dollar	Sell	5/20/15	942,574	901,751	(40,823)
	Swedish Krona	Sell	6/17/15	518,604	486,293	(32,311)
	Swiss Franc	Sell	6/17/15	401,823	392,648	(9,175)
Citibank, N.A.
	Australian Dollar	Sell	7/15/15	11,114	12,052	938
	British Pound	Sell	6/17/15	38,364	24,067	(14,297)
	Canadian Dollar	Sell	7/15/15	1,853,716	1,758,910	(94,806)
	Chilean Peso	Buy	7/15/15	21,650	22,064	(414)
	Danish Krone	Buy	6/17/15	87,131	47,049	40,082
	Euro	Sell	6/17/15	1,596,574	1,570,741	(25,833)
	Japanese Yen	Sell	5/20/15	2,008,880	2,041,704	32,824
	Mexican Peso	Buy	7/15/15	1,095,124	1,110,599	(15,475)
	New Zealand Dollar	Sell	7/15/15	217,010	206,180	(10,830)
	Norwegian Krone	Buy	6/17/15	708,791	633,174	75,617
	Philippine Peso	Buy	5/20/15	437,189	441,564	(4,375)
	Swedish Krona	Sell	6/17/15	489,335	467,331	(22,004)
	Swiss Franc	Buy	6/17/15	77,079	67,008	10,071
Credit Suisse International
	Australian Dollar	Buy	7/15/15	573,204	594,197	(20,993)
	British Pound	Buy	6/17/15	555,195	515,073	40,122
	Canadian Dollar	Sell	7/15/15	1,369,007	1,272,791	(96,216)
	Chinese Yuan (Onshore)	Buy	5/20/15	933,556	941,924	(8,368)
	Euro	Sell	6/17/15	1,157,744	1,182,481	24,737
Absolute Return 500 Fund     39

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $83,459,347) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
	Indian Rupee	Buy	5/20/15	$788,790	$798,664	$(9,874)
	Japanese Yen	Sell	5/20/15	1,354,847	1,401,426	46,579
	New Zealand Dollar	Sell	7/15/15	375,960	396,606	20,646
	Norwegian Krone	Buy	6/17/15	472,152	460,801	11,351
	Singapore Dollar	Sell	5/20/15	971,208	942,493	(28,715)
	Swedish Krona	Buy	6/17/15	498,523	467,207	31,316
	Swiss Franc	Buy	6/17/15	502,842	480,818	22,024
Deutsche Bank AG
	Australian Dollar	Buy	7/15/15	933,506	919,075	14,431
	British Pound	Buy	6/17/15	7,212	7,224	(12)
	Canadian Dollar	Sell	7/15/15	1,367,682	1,304,005	(63,677)
	Euro	Buy	6/17/15	529,833	531,404	(1,571)
	Japanese Yen	Sell	5/20/15	1,985,132	2,017,029	31,897
	New Zealand Dollar	Buy	7/15/15	626,928	611,909	15,019
	Norwegian Krone	Buy	6/17/15	95,187	46,064	49,123
	Polish Zloty	Sell	6/17/15	904,529	873,757	(30,772)
	Swedish Krona	Sell	6/17/15	1,405,349	1,371,918	(33,431)
	Turkish Lira	Buy	6/17/15	86,437	105,922	(19,485)
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	626,252	605,477	20,775
	British Pound	Buy	6/17/15	427,829	428,571	(742)
	Canadian Dollar	Sell	7/15/15	1,123,838	1,071,440	(52,398)
	Euro	Sell	6/17/15	4,944	86,544	81,600
	Japanese Yen	Sell	5/20/15	1,878,427	1,908,155	29,728
	New Zealand Dollar	Buy	7/15/15	428,336	418,117	10,219
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/15/15	397,270	360,856	(36,414)
	British Pound	Buy	6/17/15	817,294	818,225	(931)
	Canadian Dollar	Sell	7/15/15	1,139,156	1,087,086	(52,070)
	Chinese Yuan (Onshore)	Sell	5/20/15	26,735	38,338	11,603
	Euro	Buy	6/17/15	686,445	605,153	81,292
	Japanese Yen	Sell	5/20/15	40,159	67,029	26,870
	New Taiwan Dollar	Buy	5/20/15	946,923	937,591	9,332
	New Taiwan Dollar	Sell	5/20/15	946,923	917,926	(28,997)
	New Zealand Dollar	Buy	7/15/15	858,795	837,944	20,851
	Swedish Krona	Buy	6/17/15	30,133	30,084	49
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	583,373	573,841	9,532
	British Pound	Sell	6/17/15	74,732	41,188	(33,544)
	Canadian Dollar	Sell	7/15/15	1,040,624	972,230	(68,394)
	Euro	Buy	6/17/15	1,061,125	916,618	144,507
	Indian Rupee	Sell	5/20/15	34,330	34,905	575

40     Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $83,459,347) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
	Japanese Yen	Sell	5/20/15	$496,950	$520,411	$23,461
	Malaysian Ringgit	Buy	5/20/15	1,875,738	1,827,400	48,338
	Malaysian Ringgit	Sell	5/20/15	1,875,738	1,839,216	(36,522)
	Mexican Peso	Buy	7/15/15	837,435	849,002	(11,567)
	New Zealand Dollar	Sell	7/15/15	698,558	681,158	(17,400)
	Norwegian Krone	Buy	6/17/15	736,262	680,361	55,901
	Philippine Peso	Buy	5/20/15	437,189	441,664	(4,475)
	Singapore Dollar	Sell	5/20/15	142,413	145,986	3,573
	South Korean Won	Buy	5/20/15	948,791	932,220	16,571
	South Korean Won	Sell	5/20/15	948,791	913,444	(35,347)
	Swedish Krona	Sell	6/17/15	73,513	36,288	(37,225)
	Swiss Franc	Buy	6/17/15	98,765	85,926	12,839
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/15/15	292,829	281,760	(11,069)
	British Pound	Sell	6/17/15	274,068	274,044	(24)
	Canadian Dollar	Sell	7/15/15	793,467	739,386	(54,081)
	Euro	Sell	6/17/15	315,809	346,485	30,676
	New Zealand Dollar	Sell	7/15/15	56,849	52,001	(4,848)
	Norwegian Krone	Buy	6/17/15	1,000,399	973,980	26,419
	Singapore Dollar	Buy	5/20/15	173,540	170,705	2,835
	Swedish Krona	Sell	6/17/15	53,264	22,832	(30,432)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	38,938	39,018	(80)
	Brazilian Real	Buy	7/2/15	940,822	925,468	15,354
	British Pound	Buy	6/17/15	95,141	48,665	46,476
	Canadian Dollar	Sell	7/15/15	962,295	889,954	(72,341)
	Chilean Peso	Buy	7/15/15	1,121	1,115	6
	Euro	Buy	6/17/15	1,868,007	1,845,331	22,676
	Hungarian Forint	Buy	6/17/15	902,417	894,165	8,252
	Japanese Yen	Sell	5/20/15	2,264,432	2,301,583	37,151
	Malaysian Ringgit	Buy	5/20/15	1,809,480	1,770,287	39,193
	Malaysian Ringgit	Sell	5/20/15	1,809,480	1,775,003	(34,477)
	New Zealand Dollar	Buy	7/15/15	1,025,627	1,001,133	24,494
	Norwegian Krone	Sell	6/17/15	1,404,464	1,360,740	(43,724)
	Singapore Dollar	Buy	5/20/15	42,913	61,599	(18,686)
	Swedish Krona	Buy	6/17/15	1,429,044	1,396,131	32,913
	Swiss Franc	Sell	6/17/15	116,478	113,922	(2,556)
	Turkish Lira	Sell	6/17/15	195,851	169,410	(26,441)
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	1,422,922	1,390,381	32,541
	Canadian Dollar	Sell	7/15/15	1,150,996	1,097,782	(53,214)
	Euro	Sell	6/17/15	673,862	674,301	439

Absolute Return 500 Fund     41

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $83,459,347) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp. cont.
	Japanese Yen	Sell	5/20/15	$1,847,320	$1,870,021	$22,701
	New Zealand Dollar	Buy	7/15/15	1,216,796	1,187,577	29,219
Total						$379,587

FUTURES CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
	Number of contracts	Value	Expiration date	Unrealized appreciation/ (depreciation)
DAX Index (Short)	3	$967,574	Jun-15	$44,288
Euro STOXX 50 Index (Long)	329	13,180,820	Jun-15	(420,530)
FTSE 100 Index (Long)	7	744,521	Jun-15	18,785
S&P 500 Index E-Mini (Long)	32	3,326,240	Jun-15	6,106
S&P 500 Index E-Mini (Short)	743	77,231,135	Jun-15	(207,542)
S&P Mid Cap 400 Index E-Mini (Long)	200	29,930,000	Jun-15	247,184
SPI 200 Index (Short)	2	227,790	Jun-15	3,435
Tokyo Price Index (Long)	60	7,982,412	Jun-15	406,809
U.S. Treasury Bond 30 yr (Long)	40	6,383,750	Jun-15	(158,642)
U.S. Treasury Bond Ultra 30 yr (Short)	38	6,251,000	Jun-15	102,799
U.S. Treasury Note 2 yr (Short)	22	4,823,844	Jun-15	(12,419)
U.S. Treasury Note 5 yr (Short)	301	36,159,977	Jun-15	(313,232)
U.S. Treasury Note 10 yr (Long)	807	103,598,625	Jun-15	281,285
U.S. Treasury Note 10 yr (Short)	6	770,250	Jun-15	1,676
Total				$2

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/15 (premiums $1,394,226) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Bank of America N.A.
2.275/3 month USD-LIBOR-BBA/May-25	May-15/2.275	$3,825,800	$497
2.10/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	2,229,300	8,115
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	5,835,800	11,613
(2.10)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	2,229,300	19,506
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	2,908,000	20,821
Barclays Bank PLC
2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	2,917,900	3,210
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	2,917,900	8,812
Citibank, N.A.
(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	2,917,900	3,881
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	729,475	7,798
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	5,835,800	9,863

42     Absolute Return 500 Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/15 (premiums $1,394,226) (Unaudited) cont.
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Credit Suisse International
(1.865)/3 month USD-LIBOR-BBA/May-25	May-15/1.865	$12,253,700	$10,048
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	174,000	19,441
Goldman Sachs International
(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	729,475	2,641
(1.991)/3 month USD-LIBOR-BBA/May-25	May-15/1.991	2,917,900	4,902
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	729,475	9,111
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	1,743,950	22,811
1.991/3 month USD-LIBOR-BBA/May-25	May-15/1.991	2,917,900	45,023
JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	864,653
Total			$1,072,746

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $483,989) (Unaudited)
	Expiration date/strike price	Contract amount	Value
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$24,000,000	$75,120
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	6,000,000	19,620
SPDR S&P 500 ETF Trust (Call)	May-15/217.50	142,399	9,502
SPDR S&P 500 ETF Trust (Call)	May-15/214.50	143,329	25,484
SPDR S&P 500 ETF Trust (Call)	May-15/215.50	143,940	2,482
SPDR S&P 500 ETF Trust (Call)	May-15/214.00	144,623	1,393
SPDR S&P 500 ETF Trust (Call)	May-15/213.50	384,759	385
Total			$133,986

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
1.932/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.932	$2,744,400	$(11,526)	$170
2.047/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/2.047	2,744,400	(20,034)	(516)
(2.162)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.162	2,744,400	32,109	908
Goldman Sachs International
(2.155)/3 month USD-LIBOR-BBA/May-25 (Purchased)	May-15/2.155	2,042,530	(5,837)	(592)

Absolute Return 500 Fund     43

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$729,475	$(17,874)	$729
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	729,475	(18,535)	(1,714)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	729,475	(19,410)	(1,860)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	1,543,800	(10,208)	(2,516)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	729,475	(20,425)	(4,518)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	3,087,500	(21,690)	(6,292)
1.825/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.825	12,253,700	(52,691)	(22,302)
1.9425/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.9425	12,253,700	(90,677)	(37,251)
(2.06)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.06	12,253,700	142,143	51,588
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	3,195,100	21,168	6,774
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	3,195,100	20,425	4,473
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	6,175,100	19,760	2,668
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	3,087,500	9,454	957
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	3,195,100	18,395	(1,598)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	3,195,100	18,212	(4,377)
Total			$(7,241)	$(15,269)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/15 (proceeds receivable $12,981,016) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4 1/2s, May 1, 2045	$8,000,000	5/13/15	$8,706,250
Federal National Mortgage Association, 4s, May 1, 2045	4,000,000	5/13/15	4,275,000
Total			$12,981,250

44     Absolute Return 500 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Notional amount	Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
$2,908,000	$26,134	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$(5,957)
2,908,000	(8,472)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(30,284)
2,908,000	(15,451)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(10,312)
583,580	(13,404)	4/28/45	2.31%	3 month USD-LIBOR-BBA	14,831
3,487,900	10,069	1/6/25	2.28%	3 month USD-LIBOR-BBA	(68,429)
3,487,900	43,204	1/6/25	2.53%	3 month USD-LIBOR-BBA	(116,292)
1,454,000	(19,721)	4/15/25	3 month USD-LIBOR-BBA	2.172%	(12,310)
1,454,000	12,776	4/15/25	2.052%	3 month USD-LIBOR-BBA	21,487
120,501,000 E	(1,417,896)	6/17/25	3 month USD-LIBOR-BBA	2.20%	(1,005,180)
8,187,900 E	68,054	6/17/25	2.20%	3 month USD-LIBOR-BBA	40,011
127,187,300 E	150,234	6/17/17	1.10%	3 month USD-LIBOR-BBA	(338,548)
291,000	(10)	5/01/45	3 month USD-LIBOR-BBA	2.5385%	480
329,000	(11)	5/01/45	3 month USD-LIBOR-BBA	2.5395%	616
10,070,400 E	125,737	6/17/45	3 month USD-LIBOR-BBA	2.38%	(237,372)
21,322,000 E	874,379	6/17/20	2.40%	3 month USD-LIBOR-BBA	90,347
33,735,000	(127)	4/13/17	0.802%	3 month USD-LIBOR-BBA	(7,415)
1,231,000	(16)	4/13/25	2.007%	3 month USD-LIBOR-BBA	13,408
24,733,000	(232)	4/13/20	3 month USD-LIBOR-BBA	1.522%	(50,019)
12,169,000	(161)	4/13/25	2.0055%	3 month USD-LIBOR-BBA	123,698
1,187,000	(40)	4/13/45	3 month USD-LIBOR-BBA	2.375%	(39,390)
1,935,000	(66)	4/16/45	2.36037%	3 month USD-LIBOR-BBA	70,684
1,503,600 E	(8)	4/20/19	3 month USD-LIBOR-BBA	1.8325%	(3,815)
382,900 E	(5)	4/20/27	2.3675%	3 month USD-LIBOR-BBA	6,311

Absolute Return 500 Fund     45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Notional amount	Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	appreciation/ (depreciation)
$2,945,000	$(24)	4/20/20	3 month USD-LIBOR-BBA	1.484%	$(12,530)
728,700 E	(4)	4/20/19	3 month USD-LIBOR-BBA	1.85%	(1,601)
176,000 E	(2)	4/20/27	2.415%	3 month USD-LIBOR-BBA	2,161
940,000	(32)	4/20/45	3 month USD-LIBOR-BBA	2.416%	(23,107)
1,431,000	(19)	4/20/25	2.00%	3 month USD-LIBOR-BBA	15,961
3,321,000	(12)	4/20/17	3 month USD-LIBOR-BBA	0.7615%	(2,737)
34,109,000	(128)	4/28/17	0.776%	3 month USD-LIBOR-BBA	27,554
3,132,000	(41)	4/28/25	3 month USD-LIBOR-BBA	2.003%	(35,716)
13,556,000	(109)	4/28/20	1.4915%	3 month USD-LIBOR-BBA	58,994
251,000	(9)	4/28/45	3 month USD-LIBOR-BBA	2.3915%	(7,650)
2,214,000	(29)	4/29/25	3 month USD-LIBOR-BBA	2.007%	(24,339)
11,334,000	(150)	5/01/25	2.14%	3 month USD-LIBOR-BBA	(11,960)
11,334,000	(150)	5/01/25	2.13894%	3 month USD-LIBOR-BBA	(10,849)
291,000	(10)	5/01/45	3 month USD-LIBOR-BBA	2.54461%	872
24,359,000	(91)	5/01/17	3 month USD-LIBOR-BBA	0.81738%	(2,941)
24,359,000	(91)	5/01/17	3 month USD-LIBOR-BBA	0.817%	(3,136)
2,531,900	(33)	1/9/25	3 month USD-LIBOR-BBA	2.07%	7,010
581,600	1,156	2/19/25	3 month USD-LIBOR-BBA	2.15%	5,114
290,800	665	2/19/25	3 month USD-LIBOR-BBA	2.15%	2,644
13,796,230	(73,304)	4/28/25	3 month USD-LIBOR-BBA	2.045%	(176,935)
Total	$(237,450)	$(1,736,641)
E Extended effective date.

46     Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
baskets	1,371,274	$—	10/19/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF4) of common stocks	$(2,342,233)
units	35,031	—	10/19/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	1,362,195
Barclays Bank PLC

	$267,495	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	259
	337,826	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,927
	1,338,544	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,954)
	1,236,350	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,199
	1,140,295	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,640
	5,699,918	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,366
	3,432,958	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,834)
	374,235	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	538
	465,370	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	572
	374,235	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	538
	290,582	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,366
	2,994,708	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,557)
	3,753,956	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,399
	1,147,768	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,410

Absolute Return 500 Fund     47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
$134,247	$—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,477
36,268	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	265
230,529	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	332
1,871,177	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,691
3,388,903	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,605)
2,723,055	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,344
1,263,989	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,566)
3,224,812	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(235)
2,816,819	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(206)
275,023	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	267
601,651	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(44)
9,018,700	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,971
2,202,376	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,168
234,372	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	227
760,329	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	737
551,301	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	535

48     Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
$3,450,696	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	$(17,926)
1,234,609	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,583)
517,521	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,123)
258,796	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(562)
258,796	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(562)
519,316	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,127)
1,348,699	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,927)
519,316	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,127)
800,277	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	7,349
507,612	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	4,661
600,917	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,394
1,036,836	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,250)
726,017	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(7,800)
16,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(85)
817,951	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,249)
394,818	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	568

Absolute Return 500 Fund     49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
	$3,649,249	$(14,255)	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	$24,828
	2,349,086	10,278	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	5,873
Citibank, N.A.
	910,889	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,310
	445,340	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	641
baskets	290	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	(230,416)
baskets	314,506	—	11/10/15	3 month USD-LIBOR-BBA minus 0.50%	A basket (CGPUTS35) of common stocks	497,247
units	6,337	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(196,970)
units	43,989	—	3/18/16	3 month USD-LIBOR-BBA minus 0.15%	MSCI Emerging Markets TR Net USD	(1,737,116)
Credit Suisse International
	$748,471	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,077
	1,245,925	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	11,441
	1,267,910	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(13,622)
	1,017,546	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(10,932)
	2,601,074	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	23,885
	2,015,623	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,115
	1,983,474	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	25,322

50     Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
	$1,317,710	$—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	$16,822
	658,855	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	8,411
	2,347,873	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	29,974
	1,394,769	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	16,280
	1,829,324	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	21,352
	1,360,063	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	15,875
	1,681,098	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	19,622
Deutsche Bank AG
	843,822	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,637)
baskets	313,665	—	5/13/15	(3 month USD-LIBOR-BBA plus 31 bp)	A basket (DBCTPL7P) of common stocks	1,697,424
baskets	313,665	—	5/13/15	(3 month USD-LIBOR-BBA minus 45 bp)	A basket (DBCTPS7P) of common stocks	(1,416,833)
Goldman Sachs International
	$921,205	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,736
	710,732	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,197
	2,332,567	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	18,996
	1,251,370	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,150
	988,730	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,422

Absolute Return 500 Fund     51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
$837,907	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$9,740
837,907	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,740
1,042,484	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,416)
391,599	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,034)
843,822	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,637
2,178	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24
904,628	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,367
1,428,026	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,418)
66,985	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(348)
178,602	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(928)
37,422	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	274
1,009,605	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,382
2,010,680	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,371
1,299,027	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,099
1,690,181	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	13,765
914,295	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,154

52     Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	$1,686,767	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$19,344
	1,660,108	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,836)
	3,816,274	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	44,544
	1,331,526	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	16,999
baskets	16,010	—	12/15/15	(1 month USD-LIBOR-BBA plus 90 bp)	A basket (GSCBSAUD) of common stocks	1,556,129
baskets	931,921	—	12/15/20	(3 month USD-LIBOR-BBA plus 44 bp)	A basket (GSCBPUR1) of common stocks	(3,020,360)
units	281,470	—	8/11/15	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3X Excess Return Strategy Index	151,463
JPMorgan Chase Bank N.A.
	$771,397	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,846
	2,778,366	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	31,862
	1,686,767	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,344
	1,660,483	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,840)
baskets	913,880	—	4/25/16	3 month USD-LIBOR-BBA minus 44 bp	A basket (JPCMPTSH) of common stocks	1,861,440
shares	301,025	—	1/25/16	3 month USD-LIBOR-BBA minus 30 bp	iShares MSCI Emerging Markets Index	243,764
UBS AG
units	116,089	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(3,223,675)
units	86,677	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(2,406,931)
Total		$(3,977)	$(6,738,184)
Absolute Return 500 Fund     53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$17,271	$303,000	5/11/63	300 bp	$20,725
CMBX NA BBB– Index	BBB–/P	18,088	293,000	5/11/63	300 bp	21,428
CMBX NA BBB– Index	BBB–/P	8,798	146,000	5/11/63	300 bp	10,463
CMBX NA BBB– Index	BBB–/P	4,580	67,000	5/11/63	300 bp	5,343
Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	26,163	236,000	5/11/63	300 bp	28,853
Credit Suisse International
CMBX NA BBB– Index	BBB–/P	(25,401)	1,990,000	5/11/63	300 bp	(3,213)
CMBX NA BBB– Index	BBB–/P	(31,021)	1,979,000	5/11/63	300 bp	(8,790)
CMBX NA BBB– Index	BBB–/P	2,186	1,682,000	5/11/63	300 bp	21,361
CMBX NA BBB– Index	BBB–/P	(21,259)	1,273,000	5/11/63	300 bp	(6,747)
CMBX NA BBB– Index	BBB–/P	8,619	1,203,000	5/11/63	300 bp	22,333
CMBX NA BBB– Index	BBB–/P	2,153	939,000	5/11/63	300 bp	12,857
CMBX NA BBB– Index	BBB–/P	5,247	898,000	5/11/63	300 bp	15,484
CMBX NA BBB– Index	BBB–/P	3,359	737,000	5/11/63	300 bp	11,761
CMBX NA BBB– Index	BBB–/P	(2,620)	615,000	5/11/63	300 bp	4,391
CMBX NA BBB– Index	BBB–/P	21,503	524,000	5/11/63	300 bp	27,477
CMBX NA BBB– Index	BBB–/P	(262)	401,000	5/11/63	300 bp	4,309
CMBX NA BBB– Index	BBB–/P	23,911	312,000	5/11/63	300 bp	27,468
CMBX NA BBB– Index	BBB–/P	21,635	297,000	5/11/63	300 bp	25,021
CMBX NA BBB– Index	BBB–/P	4,148	270,000	5/11/63	300 bp	7,226
CMBX NA BBB– Index	BBB–/P	7,820	257,000	5/11/63	300 bp	10,750
CMBX NA BBB– Index	BBB–/P	20,426	256,000	5/11/63	300 bp	23,346
CMBX NA BBB– Index	BBB–/P	19,821	256,000	5/11/63	300 bp	22,740

54     Absolute Return 500 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$16,841	$256,000	5/11/63	300 bp	$19,759
CMBX NA BBB– Index	BBB–/P	2,949	254,000	5/11/63	300 bp	5,845
CMBX NA BBB– Index	BBB–/P	28,021	248,000	5/11/63	300 bp	30,848
CMBX NA BBB– Index	BBB–/P	15,760	198,000	5/11/63	300 bp	18,017
CMBX NA BBB– Index	BBB–/P	595	182,000	5/11/63	300 bp	2,670
CMBX NA BBB– Index	BBB–/P	417	182,000	5/11/63	300 bp	2,491
CMBX NA BBB– Index	BBB–/P	1,145	65,000	5/11/63	300 bp	1,886
CMBX NA BBB– Index	BBB–/P	450	58,000	5/11/63	300 bp	1,111
CMBX NA BBB– Index	BBB–/P	728	93,000	1/17/47	300 bp	(53)
CMBX NA BBB– Index	BBB–/P	662	93,000	1/17/47	300 bp	(119)
CMBX NA BBB– Index	BBB–/P	586	137,000	1/17/47	300 bp	(565)
CMBX NA BBB– Index	BBB–/P	926	324,000	1/17/47	300 bp	(1,795)
CMBX NA BBB– Index	BBB–/P	1,041	324,000	1/17/47	300 bp	(1,680)
CMBX NA BBB– Index	BBB–/P	10,054	569,000	1/17/47	300 bp	5,274
CMBX NA BBB– Index	BBB–/P	2,885	577,000	1/17/47	300 bp	(1,962)
CMBX NA BBB– Index	BBB–/P	2,885	577,000	1/17/47	300 bp	(1,962)
CMBX NA BBB– Index	BBB–/P	17,956	737,000	1/17/47	300 bp	11,765
CMBX NA BBB– Index	BBB–/P	2,289	914,000	1/17/47	300 bp	(5,388)
CMBX NA BBB– Index	BBB–/P	9,879	926,000	1/17/47	300 bp	2,100
CMBX NA BBB– Index	BBB–/P	3,075	960,000	1/17/47	300 bp	(4,989)
CMBX NA BBB– Index	BBB–/P	2,055	960,000	1/17/47	300 bp	(6,009)
CMBX NA BBB– Index	BBB–/P	1,714	960,000	1/17/47	300 bp	(6,350)
CMBX NA BBB– Index	BBB–/P	13,256	976,000	1/17/47	300 bp	5,058

Absolute Return 500 Fund     55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$8,694	$985,000	1/17/47	300 bp	$(73)
CMBX NA BBB– Index	BBB–/P	3,615	1,014,000	1/17/47	300 bp	(4,902)
CMBX NA BBB– Index	BBB–/P	26,494	1,070,000	1/17/47	300 bp	17,506
CMBX NA BBB– Index	BBB–/P	41,987	1,071,000	1/17/47	300 bp	32,991
CMBX NA BBB– Index	BBB–/P	28,133	1,151,000	1/17/47	300 bp	18,465
CMBX NA BBB– Index	BBB–/P	42,475	1,796,000	1/17/47	300 bp	27,388
CMBX NA BBB– Index	BBB–/P	6,327	1,979,000	1/17/47	300 bp	(10,626)
CMBX NA BBB– Index	BBB–/P	6,327	1,979,000	1/17/47	300 bp	(10,626)
CMBX NA BBB– Index	BBB–/P	12,711	1,990,000	1/17/47	300 bp	(4,503)
CMBX NA BBB– Index	BBB–/P	9,899	1,990,000	1/17/47	300 bp	(7,315)
CMBX NA BBB– Index	BBB–/P	28	2,741,000	1/17/47	300 bp	(22,997)
CMBX NA BBB– Index	BBB–/P	7,034	3,957,000	1/17/47	300 bp	(26,864)
CMBX NA BB Index	—	1,960	98,000	5/11/63	(500 bp)	1,016
CMBX NA BB Index	—	(368)	101,000	5/11/63	(500 bp)	(1,341)
CMBX NA BB Index	—	678	125,000	5/11/63	(500 bp)	(526)
CMBX NA BB Index	—	(991)	129,000	5/11/63	(500 bp)	(2,233)
CMBX NA BB Index	—	(1,236)	129,000	5/11/63	(500 bp)	(2,478)
CMBX NA BB Index	—	(1,186)	130,000	5/11/63	(500 bp)	(2,438)
CMBX NA BB Index	—	2,244	150,000	5/11/63	(500 bp)	799
CMBX NA BB Index	—	5,123	194,000	5/11/63	(500 bp)	3,254
CMBX NA BB Index	—	2,026	196,000	5/11/63	(500 bp)	138
CMBX NA BB Index	—	3,047	197,000	5/11/63	(500 bp)	1,149
CMBX NA BB Index	—	(4,506)	258,000	5/11/63	(500 bp)	(6,991)
CMBX NA BB Index	—	6,832	386,000	5/11/63	(500 bp)	3,113
CMBX NA BB Index	—	(2,032)	389,000	5/11/63	(500 bp)	(5,780)
CMBX NA BB Index	—	(4,965)	256,000	5/11/63	(500 bp)	(7,431)
CMBX NA BBB– Index	BBB–/P	18,153	742,000	5/11/63	300 bp	26,612
CMBX NA BBB– Index	BBB–/P	(5,693)	462,000	5/11/63	300 bp	(426)
CMBX NA BBB– Index	BBB–/P	(6,951)	461,000	5/11/63	300 bp	(1,695)

56     Absolute Return 500 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$592	$446,000	5/11/63	300 bp	$5,676
CMBX NA BBB– Index	BBB–/P	(8,519)	440,000	5/11/63	300 bp	(3,503)
CMBX NA BBB– Index	BBB–/P	1,408	304,000	5/11/63	300 bp	4,873
CMBX NA BBB– Index	BBB–/P	(3,034)	302,000	5/11/63	300 bp	409
CMBX NA BBB– Index	BBB–/P	4,795	254,000	5/11/63	300 bp	7,691
CMBX NA BBB– Index	BBB–/P	5,500	254,000	5/11/63	300 bp	8,396
CMBX NA BBB– Index	BBB–/P	1,126	243,000	5/11/63	300 bp	3,896
CMBX NA BBB– Index	BBB–/P	152	228,000	5/11/63	300 bp	2,751
CMBX NA BBB– Index	BBB–/P	1,378	227,000	5/11/63	300 bp	3,966
CMBX NA BBB– Index	BBB–/P	(3,956)	219,000	5/11/63	300 bp	(1,460)
CMBX NA BBB– Index	BBB–/P	151	218,000	5/11/63	300 bp	2,637
CMBX NA BBB– Index	BBB–/P	755	218,000	5/11/63	300 bp	3,240
CMBX NA BBB– Index	BBB–/P	5,044	212,000	5/11/63	300 bp	7,461
CMBX NA BBB– Index	BBB–/P	550	204,000	5/11/63	300 bp	2,876
CMBX NA BBB– Index	BBB–/P	2,419	203,000	5/11/63	300 bp	4,733
CMBX NA BBB– Index	BBB–/P	2,018	203,000	5/11/63	300 bp	4,332
CMBX NA BBB– Index	BBB–/P	(1,900)	203,000	5/11/63	300 bp	414
CMBX NA BBB– Index	BBB–/P	(675)	202,000	5/11/63	300 bp	1,628
CMBX NA BBB– Index	BBB–/P	(2,014)	201,000	5/11/63	300 bp	278
CMBX NA BBB– Index	BBB–/P	(670)	201,000	5/11/63	300 bp	1,621
CMBX NA BBB– Index	BBB–/P	(1,682)	201,000	5/11/63	300 bp	609
CMBX NA BBB– Index	BBB–/P	8,327	174,000	5/11/63	300 bp	10,311
CMBX NA BBB– Index	BBB–/P	(501)	148,000	5/11/63	300 bp	1,186

Absolute Return 500 Fund     57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$(973)	$102,000	5/11/63	300 bp	$190
CMBX NA BBB– Index	BBB–/P	(609)	101,000	5/11/63	300 bp	543
Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(3,788)	830,000	5/11/63	300 bp	5,674
CMBX NA BBB– Index	BBB–/P	1,922	737,000	5/11/63	300 bp	10,324
CMBX NA BBB– Index	BBB–/P	(408)	59,000	5/11/63	300 bp	265
CMBX NA BBB– Index	BBB–/P	1,445	338,000	1/17/47	300 bp	(1,394)
CMBX NA BBB– Index	BBB–/P	1,205	338,000	1/17/47	300 bp	(1,634)
CMBX NA BBB– Index	BBB–/P	1,205	338,000	1/17/47	300 bp	(1,634)
CMBX NA BBB– Index	BBB–/P	1,570	440,000	1/17/47	300 bp	(2,126)
CMBX NA BBB– Index	BBB–/P	1,577	442,000	1/17/47	300 bp	(2,136)
CMBX NA BBB– Index	BBB–/P	4,720	474,000	1/17/47	300 bp	739
CMBX NA BBB– Index	BBB–/P	31,577	1,171,000	1/17/47	300 bp	21,741
CMBX NA BBB– Index	BBB–/P	6,904	1,760,000	1/17/47	300 bp	(7,880)
CMBX NA BBB– Index	BBB–/P	1,985	1,838,000	1/17/47	300 bp	(13,454)
CMBX NA BBB– Index	BBB–/P	15,376	1,975,000	1/17/47	300 bp	(1,873)
CMBX NA BBB– Index	BBB–/P	41,741	4,925,000	1/17/47	300 bp	(2,092)
CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	(488)
CMBX NA BB Index	—	1,060	63,000	5/11/63	(500 bp)	454
CMBX NA BB Index	—	687	67,000	5/11/63	(500 bp)	41
CMBX NA BB Index	—	2,216	98,000	5/11/63	(500 bp)	1,272
CMBX NA BB Index	—	(1,239)	129,000	5/11/63	(500 bp)	(2,482)
CMBX NA BB Index	—	(2,004)	189,000	5/11/63	(500 bp)	(3,825)
CMBX NA BB Index	—	(325)	163,000	1/17/47	(500 bp)	1,104
CMBX NA BBB– Index	BBB–/P	(3,645)	219,000	5/11/63	(300 bp)	(1,155)
CMBX NA BBB– Index	BBB–/P	2,467	216,000	5/11/63	(300 bp)	4,930

58     Absolute Return 500 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$1,211	$203,000	5/11/63	300 bp	$3,525
CMBX NA BBB– Index	BBB–/P	(811)	202,000	5/11/63	300 bp	1,492
CMBX NA BBB– Index	BBB–/P	(1,614)	201,000	5/11/63	300 bp	677
CMBX NA BBB– Index	BBB–/P	(1,881)	201,000	5/11/63	300 bp	411
CMBX NA BBB– Index	BBB–/P	(2,016)	201,000	5/11/63	300 bp	276
CMBX NA BBB– Index	BBB–/P	(2,016)	201,000	5/11/63	300 bp	276
CMBX NA BBB– Index	BBB–/P	(1,113)	102,000	5/11/63	300 bp	50
CMBX NA BBB– Index	BBB–/P	(48)	18,000	5/11/63	300 bp	157
Total		$584,905	$479,713
*Payments related to the referenced debt are made upon a credit default event.
**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Absolute Return 500 Fund     59

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,278,169	$8,963,549	$—
Capital goods	13,963,917	1,452,664	—
Communication services	4,123,683	3,788,467	—
Conglomerates	2,931,304	9,083,582	—
Consumer cyclicals	27,094,207	3,743,895	—
Consumer staples	23,093,122	6,375,456	—
Energy	13,223,668	2,682,638	—
Financials	46,656,249	16,246,197	—
Health care	28,460,225	1,582,121	—
Technology	38,857,068	16,142,022	—
Transportation	5,740,234	6,066,712	—
Utilities and power	9,505,078	5,146,266	—
Total common stocks	221,926,924	81,273,569	—
Commodity linked notes	—	52,394,441	—
Corporate bonds and notes	—	24,322,537	—
Foreign government and agency bonds and notes	—	5,907,594	—
Investment companies	48,136,222	—	—
Mortgage-backed securities	—	112,093,338	1,799,880
Purchased options outstanding	—	4,612,119	—
Purchased swap options outstanding	—	426,978	—
Senior loans	—	77,332,101	—
U.S. government and agency mortgage obligations	—	165,450,317	—
U.S. Treasury obligations	—	19,066	—
Warrants	—	14,458,316	—
Short-term investments	277,210,949	20,569,841	—
Totals by level	$547,274,095	$558,860,217	$1,799,880

60     Absolute Return 500 Fund

	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$379,587	$—
Futures contracts	2	—	—
Written options outstanding	—	(133,986)	—
Written swap options outstanding	—	(1,072,746)	—
Forward premium swap option contracts	—	(15,269)	—
TBA sale commitments	—	(12,981,250)	—
Interest rate swap contracts	—	(1,499,191)	—
Total return swap contracts	—	(6,734,207)	—
Credit default contracts	—	(105,192)	—
Totals by level	$2	$(22,162,254)	$—
*Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund     61

Statement of assets and liabilities 4/30/15 (Unaudited)
ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $795,736,304)	$834,916,243
Affiliated issuers (identified cost $273,017,949) (Notes 1 and 5)	273,017,949
Cash	97,472
Foreign currency (cost $813,132) (Note 1)	834,625
Dividends, interest and other receivables	2,445,714
Receivable for shares of the fund sold	6,308,307
Receivable for investments sold	2,535,389
Receivable for sales of delayed delivery securities (Note 1)	8,647,661
Receivable for variation margin (Note 1)	832,760
Unrealized appreciation on forward premium swap option contracts (Note 1)	68,267
Unrealized appreciation on forward currency contracts (Note 1)	1,857,323
Unrealized appreciation on OTC swap contracts (Note 1)	8,722,399
Premium paid on OTC swap contracts (Note 1)	168,187
Prepaid assets	53,152
Total assets	1,140,505,448
LIABILITIES
Payable for investments purchased	6,676,231
Payable for purchases of delayed delivery securities (Note 1)	147,203,883
Payable for shares of the fund repurchased	1,396,879
Payable for compensation of Manager (Note 2)	455,220
Payable for custodian fees (Note 2)	29,992
Payable for investor servicing fees (Note 2)	197,751
Payable for Trustee compensation and expenses (Note 2)	80,684
Payable for administrative services (Note 2)	2,730
Payable for distribution fees (Note 2)	266,915
Payable for variation margin (Note 1)	820,304
Unrealized depreciation on OTC swap contracts (Note 1)	14,980,870
Premium received on OTC swap contracts (Note 1)	749,115
Unrealized depreciation on forward currency contracts (Note 1)	1,477,736
Unrealized depreciation on forward premium swap option contracts (Note 1)	83,536
Written options outstanding, at value (premiums $1,878,215) (Notes 1 and 3)	1,206,732
TBA sale commitments, at value (proceeds receivable $12,981,016) (Note 1)	12,981,250
Collateral on certain derivative contracts, at value (Note 1)	4,212,066
Other accrued expenses	151,663
Total liabilities	192,973,557
Net assets	$947,531,891

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

62     Absolute Return 500 Fund

	Statement of assets and liabilities (Continued)
	REPRESENTED BY
	Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$891,754,719
	Distributions in excess of net investment income (Note 1)	(14,764,454)
	Accumulated net realized gain on investments and foreign currency transactions (Note 1)	38,299,884
	Net unrealized appreciation of investments and assets and liabilities in foreign currencies	32,241,742
	Total — Representing net assets applicable to capital shares outstanding	$947,531,891
	COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
	Net asset value and redemption price per class A share ($359,915,769 divided by 31,264,919 shares)	$11.51
	Offering price per class A share (100/94.25 of $11.51)*	$12.21
	Net asset value and offering price per class B share ($34,713,931 divided by 3,048,772 shares)**	$11.39
	Net asset value and offering price per class C share ($191,210,977 divided by 16,822,972 shares)**	$11.37
	Net asset value and redemption price per class M share ($8,088,714 divided by 707,878 shares)	$11.43
	Offering price per class M share (100/96.50 of $11.43)*	$11.84
	Net asset value, offering price and redemption price per class R share ($6,381,615 divided by 560,076 shares)	$11.39
	Net asset value, offering price and redemption price per class R5 share ($11,255 divided by 972 shares)	$11.58
	Net asset value, offering price and redemption price per class R6 share ($4,486,108 divided by 387,694 shares)	$11.57
	Net asset value, offering price and redemption price per class Y share ($342,723,522 divided by 29,678,154 shares)	$11.55
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund     63

Statement of operations Six months ended 4/30/15 (Unaudited)
INVESTMENT INCOME
Interest (net of foreign tax of $34) (including interest income of $132,878 from investments in affiliated issuers) (Note 5)	$5,565,460
Dividends (net of foreign tax of $63,653)	3,422,342
Total investment income	8,987,802
EXPENSES
Compensation of Manager (Note 2)	3,104,508
Investor servicing fees (Note 2)	578,042
Custodian fees (Note 2)	51,103
Trustee compensation and expenses (Note 2)	16,249
Distribution fees (Note 2)	1,575,153
Administrative services (Note 2)	13,234
Other	232,300
Fees waived and reimbursed by Manager (Note 2)	(73,557)
Total expenses	5,497,032
Expense reduction (Note 2)	(12,008)
Net expenses	5,485,024
Net investment income	3,502,778

Net realized gain on investments (Notes 1 and 3)	20,027,774
Net realized gain on swap contracts (Note 1)	5,909,986
Net realized gain on futures contracts (Note 1)	8,964,261
Net realized gain on foreign currency transactions (Note 1)	5,965,795
Net realized loss on written options (Notes 1 and 3)	(1,234,065)
Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(3,182,751)
Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	(15,181,230)
Net gain on investments	21,269,770
Net increase in net assets resulting from operations	$24,772,548

The accompanying notes are an integral part of these financial statements.

64     Absolute Return 500 Fund

	Statement of changes in net assets
	INCREASE IN NET ASSETS	Six months ended 4/30/15*	Year ended 10/31/14
	Operations:
	Net investment income	$3,502,778	$10,122,939
	Net realized gain on investments and foreign currency transactions	39,633,751	34,337,803
	Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(18,363,981)	(13,653,181)
	Net increase in net assets resulting from operations	24,772,548	30,807,561
	Distributions to shareholders (Note 1):
	From ordinary income
	Net investment income
	Class A	(3,087,168)	(5,337,860)
	Class B	(63,253)	(284,328)
	Class C	(396,314)	(1,414,424)
	Class M	(32,520)	(67,167)
	Class R	(46,438)	(90,436)
	Class R5	(133)	(182)
	Class R6	(56,131)	(79,768)
	Class Y	(3,514,058)	(3,993,527)
	From net realized long-term gain on investments
	Class A	(14,830,350)	—
	Class B	(1,566,157)	—
	Class C	(8,201,897)	—
	Class M	(314,961)	—
	Class R	(282,407)	—
	Class R5	(480)	—
	Class R6	(195,708)	—
	Class Y	(12,839,905)	—
	Increase from capital share transactions (Note 4)	90,455,685	23,450,117
	Total increase in net assets	69,800,353	42,989,986
	NET ASSETS
	Beginning of period	877,731,538	834,741,552
	End of period (including distributions in excess of net investment income of $14,764,454 and $11,071,217, respectively)	$947,531,891	$877,731,538
*	Unaudited.

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund     65

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class A
April 30, 2015**	$11.81	.05	.28	.33	(.11)	(.52)	(.63)	—	$11.51	2.89*	$359,916	.56*	.44*	227 f*
October 31, 2014	11.54	.15	.29	.44	(.17)	—	(.17)	—	11.81	3.88	345,053	1.10	1.32	309[f]
October 31, 2013	11.33	.20	.08	.28	(.07)	—	(.07)	—	11.54	2.49	378,440	1.11	1.72	189[g]
October 31, 2012	10.89	.18	.59	.77	(.33)	—	(.33)	—	11.33	7.25	376,219	1.14	1.67	150[g]
October 31, 2011	10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	10.89	2.21	411,424	1.16	2.68	144[g]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	—[e]	10.93	3.19	325,723	1.47	2.73	240[g]
Class B
April 30, 2015**	$11.64	.01	.28	.29	(.02)	(.52)	(.54)	—	$11.39	2.58*	$34,714	.93*	.07*	227 f*
October 31, 2014	11.38	.07	.28	.35	(.09)	—	(.09)	—	11.64	3.08	35,171	1.85	.57	309[f]
October 31, 2013	11.18	.11	.09	.20	—	—	—	—	11.38	1.79	37,351	1.86	.97	189[g]
October 31, 2012	10.75	.10	.58	.68	(.25)	—	(.25)	—	11.18	6.47	37,009	1.89	.91	150[g]
October 31, 2011	10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.75	1.44	33,914	1.91	1.94	144[g]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	—[e]	10.81	2.37	27,263	2.22	1.97	240[g]
Class C
April 30, 2015**	$11.62	.01	.29	.30	(.03)	(.52)	(.55)	—	$11.37	2.62*	$191,211	.93*	.07*	227 f*
October 31, 2014	11.36	.07	.28	.35	(.09)	—	(.09)	—	11.62	3.08	183,688	1.85	.57	309[f]
October 31, 2013	11.17	.11	.08	.19	—	—	—	—	11.36	1.70	185,562	1.86	.97	189[g]
October 31, 2012	10.74	.10	.58	.68	(.25)	—	(.25)	—	11.17	6.52	185,116	1.89	.91	150[g]
October 31, 2011	10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.74	1.45	184,129	1.91	1.91	144[g]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	—[e]	10.80	2.30	136,725	2.22	1.98	240[g]
Class M
April 30, 2015**	$11.70	.02	.28	.30	(.05)	(.52)	(.57)	—	$11.43	2.69*	$8,089	.81*	.19*	227 f*
October 31, 2014	11.43	.09	.29	.38	(.11)	—	(.11)	—	11.70	3.37	7,096	1.60	.81	309[f]
October 31, 2013	11.23	.14	.08	.22	(.02)	—	(.02)	—	11.43	1.95	7,029	1.61	1.22	189[g]
October 31, 2012	10.80	.13	.58	.71	(.28)	—	(.28)	—	11.23	6.72	7,554	1.64	1.16	150[g]
October 31, 2011	10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	10.80	1.75	7,650	1.66	2.18	144[g]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	—[e]	10.84	2.69	6,270	1.97	2.22	240[g]
Class R
April 30, 2015**	$11.68	.04	.28	.32	(.09)	(.52)	(.61)	—	$11.39	2.80*	$6,382	.68*	.32*	227 f*
October 31, 2014	11.47	.12	.28	.40	(.19)	—	(.19)	—	11.68	3.52	6,271	1.35	1.06	309[f]
October 31, 2013	11.26	.16	.10	.26	(.05)	—	(.05)	—	11.47	2.30	4,058	1.36	1.44	189[g]
October 31, 2012	10.83	.15	.58	.73	(.30)	—	(.30)	—	11.26	6.96	1,812	1.39	1.40	150[g]
October 31, 2011	10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	10.83	1.95	1,432	1.41	2.41	144[g]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	—[e]	10.88	2.91	979	1.72	2.47	240[g]
Class R5
April 30, 2015**	$11.89	.07	.29	.36	(.15)	(.52)	(.67)	—	$11.58	3.10*	$11	.44*	.58*	227 f*
October 31, 2014	11.62	.19	.28	.47	(.20)	—	(.20)	—	11.89	4.12	11.84		1.59	309[f]
October 31, 2013	11.38	.23	.09	.32	(.08)	—	(.08)	—	11.62	2.84	10.86		1.97	189[g]
October 31, 2012†	11.16	.07	.15	.22	—	—	—	—	11.38	1.97*	10	.29*	.60*	150[g]
Class R6
April 30, 2015**	$11.89	.07	.28	.35	(.15)	(.52)	(.67)	—	$11.57	3.06*	$4,486	.41*	.60*	227 f*
October 31, 2014	11.62	.19	.29	.48	(.21)	—	(.21)	—	11.89	4.23	4,288.79		1.63	309[f]
October 31, 2013	11.38	.21[h]	.12	.33	(.09)	—	(.09)	—	11.62	2.88	4,411.80		1.80[h]	189[g]
October 31, 2012†	11.16	.07	.15	.22	—	—	—	—	11.38	1.97*	10	.28*	.62*	150[g]
See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

66	Absolute Return 500 Fund	Absolute Return 500 Fund	67

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class Y
April 30, 2015**	$11.86	.07	.28	.35	(.14)	(.52)	(.66)	—	$11.55	3.09*	$342,724	.44*	.57*	227 f*
October 31, 2014	11.60	.18	.29	.47	(.21)	—	(.21)	—	11.86	4.07	296,153.85		1.55	309[f]
October 31, 2013	11.38	.23	.09	.32	(.10)	—	(.10)	—	11.60	2.83	217,880.86		1.98	189[g]
October 31, 2012	10.94	.21	.58	.79	(.35)	—	(.35)	—	11.38	7.48	220,855.89		1.91	150[g]
October 31, 2011	10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	10.94	2.49	189,594.91		2.93	144[g]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	—[e]	10.97	3.40	152,292	1.22	2.97	240[g]

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d  Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	4/30/15	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Class A	0.01%	0.02%	0.02%	0.09%	0.12%	0.02%
Class B	0.01	0.02	0.02	0.09	0.12	0.02
Class C	0.01	0.02	0.02	0.09	0.12	0.02
Class M	0.01	0.02	0.02	0.09	0.12	0.02
Class R	0.01	0.02	0.02	0.09	0.12	0.02
Class R5	—	—	0.03	0.02	—	—
Class R6	—	—	—	—	—	—
Class Y	0.01	0.02	0.02	0.09	0.12	0.02

e  Amount represents less than $0.01 per share.

f  Portfolio turnover includes TBA purchase and sale commitments.

g  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
October 31, 2013	415%
October 31, 2012	454
October 31, 2011	341
October 31, 2010	435

h  The net investment income ratio and per share amount shown for the period ending April 30, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 4/30/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2014 through April 30, 2015.

Putnam Absolute Return 500 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear

68	Absolute Return 500 Fund	Absolute Return 500 Fund	69

a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam

70     Absolute Return 500 Fund

Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally

Absolute Return 500 Fund     71

received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to

72     Absolute Return 500 Fund

perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

Absolute Return 500 Fund     73

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $686,308 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $9,273,846 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,828,000 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other

74     Absolute Return 500 Fund

Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

The aggregate identified cost on a tax basis is $1,068,983,185, resulting in gross unrealized appreciation and depreciation of $53,144,084 and $14,193,077, respectively, or net unrealized appreciation of $38,951,007.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion and
0.645%	of any excess thereafter.

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The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 5.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.20%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.355% of the fund’s average net assets before a decrease of $88,011 (0.010% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed to limit the fund’s total expenses through February 29, 2016, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) will not exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $73,557 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) for the portion of the fund’s fiscal year beginning after January 1, 2015, a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the

76     Absolute Return 500 Fund

aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$224,776
Class B	22,779
Class C	120,579
Class M	4,717
Class R	4,131
Class R5	7
Class R6	1,122
Class Y	199,931
Total	$578,042

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,288 under the expense offset arrangements and by $10,720 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $541, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$431,505
Class B	174,927
Class C	925,711
Class M	27,158
Class R	15,852
Total	$1,575,153

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $61,220 and $1,461 from the sale of class A and class M shares, respectively, and received $6,050 and $2,190 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $84 and no monies on class A and class M redemptions, respectively.

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Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,693,655,405	$1,502,717,108
U.S. government securities (Long-term)	—	—
Total	$1,693,655,405	$1,502,717,108

Written option transactions during the reporting period are summarized as follows:

	Written swap option contract amounts	Written swap option premiums	Written option contract amounts	Written option premiums
Written options outstanding at the beginning of the reporting period	$78,278,700	$1,585,565	$58,947,222	$587,998
Options opened	231,867,225	1,366,901	88,806,134	2,354,660
Options exercised	(15,422,200)	(104,121)	—	—
Options expired	(30,600,850)	(183,292)	(81,015,816)	(1,395,632)
Options closed	(167,476,200)	(1,270,827)	(35,778,490)	(1,063,037)
Written options outstanding at the end of the reporting period	$96,646,675	$1,394,226	$30,959,050	$483,989

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
Class A	Shares	Amount	Shares	Amount
Shares sold	5,139,118	$59,347,052	8,412,647	$97,987,650
Shares issued in connection with reinvestment of distributions	1,471,688	16,688,939	425,708	4,878,610
	6,610,806	76,035,991	8,838,355	102,866,260
Shares repurchased	(4,568,596)	(53,093,303)	(12,406,709)	(144,652,478)
Net increase (decrease)	2,042,210	$22,942,688	(3,568,354)	$(41,786,218)

	Six months ended 4/30/15		Year ended 10/31/14
Class B	Shares	Amount	Shares	Amount
Shares sold	130,734	$1,498,126	223,553	$2,573,791
Shares issued in connection with reinvestment of distributions	136,386	1,534,338	23,433	266,437
	267,120	3,032,464	246,986	2,840,228
Shares repurchased	(239,767)	(2,749,110)	(507,752)	(5,849,110)
Net increase (decrease)	27,353	$283,354	(260,766)	$(3,008,882)

	Six months ended 4/30/15		Year ended 10/31/14
Class C	Shares	Amount	Shares	Amount
Shares sold	2,064,135	$23,603,193	3,006,059	$34,575,796
Shares issued in connection with reinvestment of distributions	697,593	7,833,968	111,751	1,268,369
	2,761,728	31,437,161	3,117,810	35,844,165
Shares repurchased	(1,739,937)	(19,944,673)	(3,644,479)	(41,890,972)
Net increase (decrease)	1,021,791	$11,492,488	(526,669)	$(6,046,807)

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	Six months ended 4/30/15		Year ended 10/31/14
Class M	Shares	Amount	Shares	Amount
Shares sold	108,352	$1,243,915	79,210	$915,663
Shares issued in connection with reinvestment of distributions	30,733	346,671	5,854	66,740
	139,085	1,590,586	85,064	982,403
Shares repurchased	(37,798)	(434,946)	(93,315)	(1,077,658)
Net increase (decrease)	101,287	$1,155,640	(8,251)	$(95,255)

	Six months ended 4/30/15		Year ended 10/31/14
Class R	Shares	Amount	Shares	Amount
Shares sold	41,334	$475,759	289,596	$3,334,757
Shares issued in connection with reinvestment of distributions	29,257	328,845	7,961	90,436
	70,591	804,604	297,557	3,425,193
Shares repurchased	(47,222)	(540,295)	(114,798)	(1,322,717)
Net increase	23,369	$264,309	182,759	$2,102,476

	Six months ended 4/30/15		Year ended 10/31/14
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	54	613	16	182
	54	613	16	182
Shares repurchased	—	—	—	—
Net increase	54	$613	16	$182

	Six months ended 4/30/15		Year ended 10/31/14
Class R6	Shares	Amount	Shares	Amount
Shares sold	51,936	$611,249	61,308	$714,894
Shares issued in connection with reinvestment of distributions	22,110	251,839	6,930	79,768
	74,046	863,088	68,238	794,662
Shares repurchased	(47,034)	(549,219)	(87,060)	(1,018,694)
Net increase (decrease)	27,012	$313,869	(18,822)	$(224,032)

	Six months ended 4/30/15		Year ended 10/31/14
Class Y	Shares	Amount	Shares	Amount
Shares sold	10,448,471	$120,971,175	13,607,214	$159,362,963
Shares issued in connection with reinvestment of distributions	1,071,840	12,186,823	263,028	3,022,190
	11,520,311	133,157,998	13,870,242	162,385,153
Shares repurchased	(6,808,421)	(79,155,274)	(7,692,889)	(89,876,500)
Net increase	4,711,890	$54,002,724	6,177,353	$72,508,653

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class R5	972	100%	$11,255
Class R6	974	0.3	11,269

Absolute Return 500 Fund     79

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period
Putnam Money Market Liquidity Fund*	$123,753,001	$48,479,584	$72,607,642	$52,011	$99,624,943
Putnam Short Term Investment Fund*	169,100,073	116,928,165	112,635,232	80,867	173,393,006
Totals	$292,853,074	$165,407,749	$185,242,874	$132,878	$273,017,949

*Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$950,000
Purchased TBA commitment option contracts (contract amount)	$23,900,000
Purchased swap option contracts (contract amount)	$97,800,000
Written equity option contracts (contract amount) (Note 3)	$940,000
Written TBA commitment option contracts (contract amount) (Note 3)	$40,000,000
Written swap option contracts (contract amount) (Note 3)	$74,100,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$237,600,000
Centrally cleared interest rate swap contracts (notional)	$547,500,000
OTC total return swap contracts (notional)	$1,122,100,000
OTC credit default contracts (notional)	$48,600,000
Warrants (number of warrants)	1,200,000

80     Absolute Return 500 Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$309,995	Payables	$415,187
Foreign exchange contracts	Receivables	1,857,323	Payables	1,477,736
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	27,075,744*	Payables, Net assets — Unrealized depreciation	15,241,852*
Interest rate contracts	Investments, Receivables, Net assets — Unrealized appreciation	2,433,836*	Payables, Net assets — Unrealized depreciation	4,225,712*
Total		$31,676,898		$21,360,487

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Warrants	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$327,417	$327,417
Foreign exchange contracts	—	—	—	5,906,048	—	5,906,048
Equity contracts	58,981	(4,768,170)	791,481	—	10,593,973	6,676,265
Interest rate contracts	—	(377,384)	8,172,780	—	(5,011,404)	2,783,992
Total	$58,981	$(5,145,554)	$8,964,261	$5,906,048	$5,909,986	$15,693,722

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Warrants	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$189,805	$189,805
Foreign exchange contracts	—	—	—	(2,714,728)	—	(2,714,728)
Equity contracts	457,460	2,063,959	(2,155,316)	—	(18,401,675)	(18,035,572)
Interest rate contracts	—	460,239	1,369,446	—	(302,565)	1,527,120
Total	$457,460	$2,524,198	$(785,870)	$(2,714,728)	$(18,514,435)	$(19,033,375)

Absolute Return 500 Fund     81

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$201,944	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$201,944
OTC Total return swap contracts*#	1,362,195	165,283	—	499,198	213,176	1,697,424	1,932,533	—	2,165,256	—	—	—	—	—	8,035,065
OTC Credit default contracts*#	9,222	2,690	—	—	258,012	—	40,071	—	—	—	—	—	—	—	309,995
Futures contracts§	—	—	—	—	—	—	—	—	—	630,816	—	—	—	—	630,816
Forward currency contracts#	147,616	263,969	—	159,532	196,775	110,470	142,322	149,997	315,297	—	59,930	226,515	—	84,900	1,857,323
Forward premium swap option contracts#	—	1,078	—	—	—	—	—	—	67,189	—	—	—	—	—	68,267
Purchased swap options**#	94,382	18,908	—	48,460	123,461	—	141,767	—	—	—	—	—	—	—	426,978
Purchased options**#	—	484,969	—	—	—	—	—	—	4,127,150	—	—	—	—	—	4,612,119
Total Assets	$1,613,415	$936,897	$201,944	$707,190	$791,424	$1,807,894	$2,256,693	$149,997	$6,674,892	$630,816	$59,930	$226,515	$—	$84,900	$16,142,507
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	313,694	—	—	—	—	—	—	—	—	—	—	—	313,694
OTC Total return swap contracts*#	2,342,233	112,727	—	2,164,502	24,554	1,422,470	3,054,340	—	17,840	—	—	—	5,630,606	—	14,769,272
OTC Credit default contracts*#	—	—	—	—	288,321	—	126,866	—	—	—	—	—	—	—	415,187
Futures contracts§	—	—	—	—	—	—	—	—	—	506,610	—	—	—	—	506,610
Forward currency contracts#	48,739	159,850	—	188,034	164,166	148,948	53,140	118,412	244,474	—	100,454	198,305	—	53,214	1,477,736
Forward premium swap option contracts#	—	516	—	—	—	—	592	—	82,428	—	—	—	—	—	83,536
Written swap options#	60,552	12,022	—	21,542	29,489	—	84,488	—	864,653	—	—	—	—	—	1,072,746
Written options#	34,986	3,875	—	—	—	385	—	—	94,740	—	—	—	—	—	133,986
Total Liabilities	$2,486,510	$288,990	$313,694	$2,374,078	$506,530	$1,571,803	$3,319,426	$118,412	$1,304,135	$506,610	$100,454	$198,305	$5,630,606	$53,214	$18,772,767
Total Financial and Derivative Net Assets	$(873,095)	$647,907	$(111,750)	$(1,666,888)	$284,894	$236,091	$(1,062,733)	$31,585	$5,370,757	$124,206	$(40,524)	$28,210	$(5,630,606)	$31,686	$(2,630,260)
Total collateral received (pledged)†##	$(404,000)	$490,000	$—	$(1,666,888)	$284,894	$236,091	$634,933	$19,066	$2,990,000	$—	$—	$—	$(5,630,606)	$—
Net amount	$(469,095)	$157,907	$(111,750)	$—	$—	$—	$(1,697,666)	$12,519	$2,380,757	$124,206	$(40,524)	$28,210	$—	$31,686

*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§

Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

82	Absolute Return 500 Fund	Absolute Return 500 Fund	83

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

84     Absolute Return 500 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
57–59 St James’s Street
London, England SW1A 1LD

Investment Sub-Advisor

The Putnam Advisory Company, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

State Street Bank
and Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

Jameson A. Baxter, Chair
Liaquat Ahamed
Ravi Akhoury
Barbara M. Baumann
Charles B. Curtis
Robert J. Darretta
Katinka Domotorffy
John A. Hill
Paul L. Joskow
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Robert L. Reynolds
W. Thomas Stephens

Officers

Robert L. Reynolds
President

Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer, and
Compliance Liaison

Steven D. Krichmar
Vice President and
Principal Financial Officer

Robert T. Burns
Vice President and
Chief Legal Officer

Robert R. Leveille
Vice President and
Chief Compliance Officer

Michael J. Higgins
Vice President, Treasurer,
and Clerk

Janet C. Smith
Vice President,
Principal Accounting Officer,
and Assistant Treasurer

Susan G. Malloy
Vice President and
Assistant Treasurer

James P. Pappas
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

This report is for the information of shareholders of Putnam Absolute Return 500 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Electronic service requested

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SA110
294691 6/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 26, 2015